UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Annual report for the year ended October 31, 2021

Invest in portfolios
designed to pursue
real-life objectives

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended September 30, 2021 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2022 (unaudited).

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 5/18/12)	Expense ratios

American Funds Global Growth PortfolioSM
Class F-2 shares	27.82%	15.62%	13.64%	0.54%
Class A shares (reflecting 5.75% maximum sales charge)	20.22	13.96	12.66	0.79

American Funds Growth PortfolioSM
Class F-2 shares	29.63	16.21	14.84	0.48
Class A shares (reflecting 5.75% maximum sales charge)	21.87	14.57	13.86	0.73

American Funds Growth and Income PortfolioSM
Class F-2 shares	22.30	11.86	11.42	0.43
Class A shares (reflecting 5.75% maximum sales charge)	14.95	10.30	10.48	0.66

American Funds Moderate Growth and Income PortfolioSM
Class F-2 shares	18.38	10.33	10.13	0.43
Class A shares (reflecting 5.75% maximum sales charge)	11.29	8.79	9.20	0.66

American Funds Conservative Growth and Income PortfolioSM
Class F-2 shares	15.42	7.57	7.71	0.40
Class A shares (reflecting 5.75% maximum sales charge)	8.58	6.07	6.79	0.62

American Funds Tax-Aware Conservative Growth and Income PortfolioSM
Class F-2 shares	15.03	8.41	8.71	0.41
Class A shares (reflecting 3.75% maximum sales charge)	10.39	7.33	7.98	0.64

American Funds Preservation PortfolioSM
Class F-2 shares	0.31	2.21	1.86	0.38
Class A shares (reflecting 2.50% maximum sales charge)	-2.47	1.42	1.31	0.63

American Funds Tax-Exempt Preservation PortfolioSM
Class F-2 shares	0.86	1.90	2.25	0.40
Class A shares (reflecting 2.50% maximum sales charge)	-1.91	1.14	1.70	0.63

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	Results at a glance
6	The value of a $10,000 investment
10	A look inside the funds
14	Investment portfolios
25	Financial statements
101	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for the American Funds Portfolio Series, for the twelve-month period ended October 31, 2021.

All funds of funds in the series returned positive results for the period, led by the American Funds Growth Portfolio at 41.43% and American Funds Global Growth Portfolio at 37.50%. We generally expect returns for preservation portfolios to be lower, and this year American Funds Tax-Exempt Preservation Portfolio returned 0.83% and American Funds Preservation Portfolio returned 0.18%.*

About the series

The series consists of eight funds of funds that offer rigorously researched and analyzed fund mixes designed to pursue investor goals based on time frame and risk tolerance. See page 10 for details on the underlying American Funds in each portfolio. The seven-member Capital Group Portfolio Solutions Committee oversees and regularly monitors the series. They average 29 years of investment industry experience.†

The economy

It would be difficult to overstate the magnitude of political and socioeconomic change we have experienced over the reporting period, which began November 1, 2020. At the time of our last annual report, the U.S. was facing a presidential election. The Democratic win strongly influenced the course of the economic recovery after the pandemic-induced shutdown in the U.S. Very quickly the country set out on a path of stimulative fiscal policy after President Biden signed the $1.9 trillion COVID-19 relief bill on March 11, 2021. Now we are seeing efforts toward a general rebalancing of fiscal and monetary policy in an environment in which inflation has become a more serious concern. Looser fiscal policy was a boon to recovery and market strength in the U.S. and, generally, around the world. We believe the U.S. Federal Reserve won’t hike rates soon, but apprehension over the potential tapering of quantitative easing has made markets somewhat jittery.

The U.S. rapidly set a strong pace of vaccinations. From a global perspective, through the spring and summer, a dedicated push to make COVID-19 vaccines available in developed countries led to a faster-than-expected opening of the global economy, and hence a stronger recovery. The pace of vaccination in developing countries has been much slower, with a devastating wave of infections hitting India in March and April. However, the encouraging pace of vaccinations in India since then has created more optimism worldwide regarding possibilities of recovery in other developing countries.

The robust recovery in the early-to-middle part of the reporting period created expectations of a Roaring ’20s effect. But

*	Class F-2 shares average annual returns as of October 31, 2021.
†	As of December 31, 2020.

The portfolio series funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

Allocations may not achieve investment objectives. The portfolios’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds Portfolio Series	1

rather than a sharp, steady rise destined to end in speculative excess, the current market environment is following a path of marked fluctuations. These current contractions are, in part, the result of severe supply chain problems that have caused slowdowns. The very complex “Just In Time” supply chain that global commerce has relied on since the mid-’90s did not adapt to the pandemic, and this was reflected in disrupted and strained factory operations along with general chaos in shipping. In addition, a tightening in the labor market boosted labor bargaining power to levels not seen in 20 years. Many workers who were forced out by the shutdown chose other types of employment arrangements, or retirement, leading to labor shortages in many sectors. The longer term impact on firms’ costs and profit margins remains uncertain.

Finally, developments in China have generated, and will continue to cause, global spillovers. The general tightening by the Chinese government and its desire to exert more central control over property and tech companies was blamed for a deep contraction in August, with retail sales growth dropping to 2.5%, a number that was much worse than expected. Chinese commerce is slowing, with auto sales and property sector difficulties serving to underscore the wariness of consumers. Massive declines in China’s equity indexes were triggered by regulatory tightening in certain sectors such as tech and education services, and later by default fears for real-estate conglomerate Evergrande and the property sector generally.

The stock market

The stock market continued to rally strongly, particularly in the U.S. Within the market, there were notable shifts in the relative performance of growth and value stocks. Growth had outpaced value for years, but, at the beginning of the reporting period, value stocks surged. However, this did not result in value taking and holding the dominant position. Rather, leadership shifted back and forth throughout the year, as sentiment on cyclical stocks rose and fell alongside developments throughout the pandemic.

Volatility picked up in September as a number of factors converged: new surges in COVID-19 cases in many countries, a worsening of global supply chain problems, continued high inflation, political difficulties in the U.S. around large spending bills and the debt ceiling, and negative developments in China. Equities subsequently recovered, but uncertainty remains elevated.

The bond market

Shifting ground was also the story during the reporting period for the bond market, with rates rising and falling. In the fourth-quarter of 2020, central banks around the world signaled their intention to loosen monetary policy by cutting interest rates and ramping up stimulus efforts to counter-balance the damaging effects of the pandemic. However, by first-quarter 2021, bonds surged and curves steepened due to inflation fears following extraordinary injections of cash in the form of the COVID-19 relief bill. Since second-quarter 2021, Treasury yields have seesawed while the curve has flattened.

Especially important to note has been the relentless global demand for yield and spread throughout the reporting period. Credit fundamentals trended positive and corporate bonds did better than many market watchers expected after the pandemic. This effect was aided by companies coming to market with bigger deals that were readily absorbed.

We have been more cautious about corporates than usual, but at the same time, we have harvested value in numerous credit-specific ideas. We constantly evaluate risk and opportunity as we invest.

Inside the series

As the eight portfolios in the series are combinations of individual funds, the results of the underlying funds are a primary driver of the series results. For funds within the series over the reporting period, equity funds with a growth focus outpaced those with a growth-and-income objective. This reversed in the second quarter of the reporting period (first calendar quarter of 2021), as growth-

2	American Funds Portfolio Series

and-income funds held greater positions in energy and financials sectors which had strongest returns for the quarter. These funds also tended to have smaller positions in the information technology and consumer discretionary sectors, both of which lagged the broader market. Within fixed income, for the first three quarters of the reporting period, funds with meaningful investments in lower quality securities and non-U.S. bonds fared better than those with larger positions in U.S. Treasuries. In the fourth quarter of the reporting period (third calendar quarter of 2021), fixed income funds with larger holdings in inflation-linked bonds and high-yield debt fared better than those with larger positions in nominal Treasuries.

Moving forward

In volatile and rapidly shifting markets such as those seen this year and likely to be seen in the near term, we take extra care to evaluate all possible outcomes. However, we continue to manage the series to achieve its long-term objective.

There are two long-term views on the equity market: first, that positive long-term structural changes regarding the environment are upon us and will be for a sustained period. Secondly, while we’ve been through a seven-year period in which dividend payers have trailed growth, we have not abandoned the idea that it is important to invest in solid, stable, mature companies that we believe are likely to live up to their commitments. Careful stock selection always remains at the core of our investment process.

We continue to encourage you to take a long-term view on investing. As always, we thank you for your trust in our efforts and look forward to reporting to you in the next year.

Cordially,

Andrew B. Suzman
President

December 7, 2021

For current information about the series, visit capitalgroup.com.

American Funds Portfolio Series	3

Results at a glance

For periods ended October 31, 2021, with all distributions reinvested

	Cummulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio
Class F-2 shares	37.50%	17.30%	14.15%
Class A shares	37.07	16.99	13.88
MSCI All Country World Index*,†	37.28	14.72	12.33
Lipper Global Large-Cap Growth Funds Index	33.58	18.48	14.23

American Funds Growth Portfolio
Class F-2 shares	41.43	18.24	15.49
Class A shares	41.12	17.95	15.23
Standard & Poor’s 500 Composite Index*	42.91	18.93	16.66
MSCI All Country World ex USA Index*,†	29.66	9.77	8.01
Lipper Global Multi-Cap Growth Funds Index	35.94	18.97	14.55

American Funds Growth and Income Portfolio
Class F-2 shares	30.75	13.35	11.84
Class A shares	30.44	13.09	11.60
Standard & Poor’s 500 Composite Index*	42.91	18.93	16.66
MSCI All Country World ex USA Index*,†	29.66	9.77	8.01
Bloomberg Global Aggregate Index*	-1.24	2.52	1.78
Lipper Mixed-Asset Target Allocation Growth Funds Index	28.40	12.50	11.02

American Funds Moderate Growth and Income Portfolio
Class F-2 shares	25.09	11.43	10.45
Class A shares	24.79	11.18	10.21
Standard & Poor’s 500 Composite Index*	42.91	18.93	16.66
MSCI All Country World ex USA Index*,†	29.66	9.77	8.01
Bloomberg U.S. Aggregate Index*	-0.48	3.10	2.85
Lipper Mixed-Asset Target Allocation Growth Funds Index	28.40	12.50	11.02

American Funds Conservative Growth and Income Portfolio
Class F-2 shares	20.58	8.44	7.94
Class A shares	20.36	8.20	7.70
Standard & Poor’s 500 Composite Index*	42.91	18.93	16.66
MSCI All Country World ex USA Index*,†	29.66	9.77	8.01
Bloomberg U.S. Aggregate Index*	-0.48	3.10	2.85
Lipper Mixed-Asset Target Allocation Moderate Funds Index	23.06	10.09	8.88

American Funds Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	19.89	9.27	8.94
Class A shares	19.58	9.00	8.66
Standard & Poor’s 500 Composite Index*	42.91	18.93	16.66
MSCI All Country World ex USA Index*,†	29.66	9.77	8.01
Bloomberg Municipal Bond Index*	2.64	3.41	3.43
Lipper Mixed-Asset Target Allocation Moderate Funds Index	23.06	10.09	8.88

See page 5 for footnotes.

4	American Funds Portfolio Series

Results at a glance (continued)

	Cummulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 5/18/12)

American Funds Preservation Portfolio
Class F-2 shares	0.18%	2.21%	1.83%
Class A shares	-0.07	1.93	1.56
Bloomberg 1–5 Year U.S. Government/Credit A+ Index*	-0.65	1.94	1.63
Lipper Short-Intermediate Investment-Grade Debt Funds Index	0.67	2.62	2.29

American Funds Tax-Exempt Preservation Portfolio
Class F-2 shares	0.83	2.00	2.22
Class A shares	0.60	1.74	1.95
Bloomberg Municipal Bond 1–7 Year Blend Index*	0.91	2.19	1.99
Lipper Short-Intermediate Municipal Debt Funds Index	1.27	2.02	1.75

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg 1–5 Year U.S. Government/Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	5

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2021, with all distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge on a $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio and Conservative Growth and Income Portfolio)1; 3.75% (for Tax-Aware Conservative Growth and Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3 Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 5/18/12)

Class F-2 shares	37.50%	17.30%	14.15%
Class A shares*	29.19	15.61	13.17

*	Assumes payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 5/18/12)

Class F-2 shares	41.43%	18.24%	15.49%
Class A shares*	33.00	16.56	14.51

*	Assumes payment of the maximum 5.75% sales charge.

See page 9 for footnotes.

6	American Funds Portfolio Series

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 5/18/12)

Class F-2 shares	30.75%	13.35%	11.84%
Class A shares*	22.97	11.75	10.90

*	Assumes payment of the maximum 5.75% sales charge.

Moderate Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 5/18/12)

Class F-2 shares	25.09%	11.43%	10.45%
Class A shares*	17.61	9.87	9.52

*	Assumes payment of the maximum 5.75% sales charge.

See page 9 for footnotes.

American Funds Portfolio Series	7

Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 5/18/12)
Class F-2 shares	20.58%	8.44%	7.94%
Class A shares*	13.41	6.93	7.03

*	Assumes payment of the maximum 5.75% sales charge.

Tax-Aware Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 5/18/12)
Class F-2 shares	19.89%	9.27%	8.94%
Class A shares*	15.08	8.17	8.22

*	Assumes payment of the maximum 3.75% sales charge.

See page 9 for footnotes.

8	American Funds Portfolio Series

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 5/18/12)
Class F-2 shares	0.18%	2.21%	1.83%
Class A shares*	–2.60	1.41	1.28

*	Assumes payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2021)

	1 year	5 years	Lifetime (since 5/18/12)
Class F-2 shares	0.83%	2.00%	2.22%
Class A shares*	–1.95	1.24	1.67

*	Assumes payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is eliminated for purchases of $500,000 or more.
[4]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[5]	Results reflect dividends net of withholding taxes.
[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	9

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Solutions Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

10	American Funds Portfolio Series

All portfolios in the series will attempt to achieve their objectives by investing in a mix of American Funds in different combinations and weightings.

American Funds Global Growth Portfolio

Underlying funds:

15% EuroPacific Growth Fund®
15% The New Economy Fund®
15% The Growth Fund of America®
15% SMALLCAP World Fund®
20% New Perspective Fund®
20% Capital World Growth and Income Fund®

The fund’s investment objective is to provide long-term growth of capital. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund will invest at least 25% of its assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers outside the United States.

For the 12-month period ended October 31, 2021, the fund’s Class F-2 shares had a return of 37.50%. All the underlying funds returned positive results, led by The Growth Fund of America, New Perspective Fund and SMALLCAP World Fund.

American Funds Growth Portfolio

Underlying funds:

10% New Perspective Fund®
10% The New Economy Fund®
15% SMALLCAP World Fund®
20% AMCAP Fund®
20% Fundamental Investors®
25% The Growth Fund of America®

The fund’s investment objective is to provide long-term growth of capital. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and that may have significant holdings of issuers domiciled outside the United States.

For the 12-month period ended October 31, 2021, the fund’s Class F-2 shares had a return of 41.43%. All the underlying funds were additive, led by The Growth Fund of America, New Perspective Fund and AMCAP Fund.

American Funds Growth and Income Portfolio

Underlying funds:

5% The Bond Fund of America®
5% American Funds Strategic Bond FundSM
7% The Growth Fund of America®
8% SMALLCAP World Fund®
10% Washington Mutual Investors FundSM
10% Capital Income Builder®
15% American Balanced Fund®
20% Capital World Growth and Income Fund®
20% The Investment Company of America®

The fund’s investment objective is to provide long-term growth of capital while providing current income. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2021, the fund’s Class F-2 shares had a return of 30.75%. This portfolio’s underlying funds all returned positive results for the reporting period, led by The Growth Fund of America and SMALLCAP World Fund.

American Funds Portfolio Series	11

American Funds Moderate Growth and Income Portfolio

Underlying funds:

5% New Perspective Fund®
5% SMALLCAP World Fund®
5% American Funds Strategic Bond FundSM
10% Capital World Growth and Income Fund®
10% The Income Fund of America®
10% The Bond Fund of America®
15% Washington Mutual Investors FundSM
15% American Funds Global Balanced FundSM
25% American Balanced Fund®

The fund’s investment objective is to provide current income and long-term growth of capital and income. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund will invest at least 45% of its assets in common stocks and other equity investments, and through its investments in the underlying funds, will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments).

For the 12-month period ended October 31, 2021, the fund’s Class F-2 shares had a return of 25.09%. This portfolio’s underlying funds all returned positive results for the reporting period, led by New Perspective Fund, SMALLCAP World Fund and Washington Mutual Investors Fund.

American Funds Conservative Growth and Income Portfolio

Underlying funds:

10% American Mutual Fund®
10% Washington Mutual Investors FundSM
10% American High-Income Trust®
15% American Funds Multi-Sector Income FundSM
15% The Bond Fund of America®
20% Capital Income Builder®
20% The Income Fund of America®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds, growth-and-income funds and growth funds.

For the 12-month period ended October 31, 2021, the fund’s Class F-2 shares had a return of 20.58%. This portfolio’s underlying funds all returned positive results for the reporting period, led by Washington Mutual Investors Fund, American Mutual Fund and The Income Fund of America.

12	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio

Underlying funds:

10% Limited Term Tax-Exempt Bond Fund of America®
15% American Mutual Fund®
15% Washington Mutual Investors FundSM
15% The Tax-Exempt Bond Fund of America®
20% Capital World Growth and Income Fund®
25% American High-Income Municipal Bond Fund®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity income funds, growth-and-income funds and growth funds. The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2021, the fund’s Class F-2 shares had a return of 19.89%. This portfolio’s underlying funds all returned positive results for the reporting period, led by Washington Mutual Investors Fund, American Mutual Fund and Capital World Growth and Income Fund.

American Funds Preservation Portfolio

Underlying funds:

5% American Funds Inflation Linked Bond Fund®

40% Short-Term Bond Fund of America®
55% Intermediate Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2021, the fund’s Class F-2 shares had a return of 0.18%. Two of the three underlying funds delivered positive returns, led by American Funds Inflation Linked Bond Fund. Short-Term Bond Fund of America returned –0.06%.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:

30% American Funds Short-Term Tax-Exempt Bond Fund®
70% Limited Term Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The fund principally invests in funds that seek current income through bond investments. The fund will strive to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2021, the fund’s Class F-2 shares had a return of 0.83%. Both underlying funds in this portfolio were additive over the period, led by Limited Term Tax-Exempt Bond Fund of America.

Portfolio holdings are based on holdings of the underlying American Funds as of October 31, 2021. Portfolios are managed, so holdings will change. Visit capitalgroup.com for current allocations.

Returns on pages 11-13 are cumulative annual returns for Class F-2 shares as of October 31, 2021.

American Funds Portfolio Series	13

American Funds Global Growth Portfolio

Investment portfolio October 31, 2021

Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	18,211,979	$1,307,438
The Growth Fund of America, Class R-6	12,194,604	1,006,177
The New Economy Fund, Class R-6	14,240,101	974,307
SMALLCAP World Fund, Inc., Class R-6[1]	10,134,489	957,102
EuroPacific Growth Fund, Class R-6	13,510,833	951,568
		5,196,592

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	19,389,825	1,286,709

Total investment securities 100% (cost: $4,306,360,000)		6,483,301
Other assets less liabilities 0%		(1,806)

Net assets 100%		$6,481,495

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$1,063,521	$142,098	$283,511	$52,936	$332,394	$1,307,438	$4,990	$49,549
The Growth Fund of America, Class R-6	643,393	99,958	6,836	210	269,452	1,006,177	3,898	29,895
The New Economy Fund, Class R-6	649,541	109,928	1,490	15	216,313	974,307	2,247	18,427
SMALLCAP World Fund, Inc., Class R-6[1]	431,312	334,275	4,581	157	195,939	957,102	—	8,155
EuroPacific Growth Fund, Class R-6	638,716	170,890	1,667	45	143,584	951,568	4,253	36,825
						5,196,592
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	849,152	173,812	7,919	52	271,612	1,286,709	19,839	—
Total 100%				$53,415	$1,429,294	$6,483,301	$35,227	$142,851

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

14	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio October 31, 2021

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	49,565,223	$4,089,627
AMCAP Fund, Class R-6	68,258,370	3,238,860
SMALLCAP World Fund, Inc., Class R-6[1]	25,398,732	2,398,656
New Perspective Fund, Class R-6	22,622,816	1,624,092
The New Economy Fund, Class R-6	23,532,288	1,610,079
		12,961,314

Growth-and-income funds 20%
Fundamental Investors, Class R-6	40,190,007	3,203,947

Total investment securities 100% (cost: $10,564,667,000)		16,165,261
Other assets less liabilities 0%		(4,652)

Net assets 100%		$16,160,609

Investments in affiliates2

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$2,622,652	$375,502	$2,049	$46	$1,093,476	$4,089,627	$15,851	$121,569
AMCAP Fund, Class R-6	2,601,955	397,366	648,117	104,326	783,330	3,238,860	13,226	165,064
SMALLCAP World Fund, Inc., Class R-6[1]	1,061,816	876,223	20,443	585	480,475	2,398,656	—	20,063
New Perspective Fund, Class R-6	1,053,901	159,964	—	—	410,227	1,624,092	4,910	48,762
The New Economy Fund, Class R-6	1,057,136	203,409	316	32	349,818	1,610,079	3,606	29,576
						12,961,314
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,074,873	411,746	9,821	189	726,960	3,203,947	46,010	78,639
Total 100%				$105,178	$3,844,286	$16,165,261	$83,603	$463,673

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	15

American Funds Growth and Income Portfolio

Investment portfolio October 31, 2021

Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	12,981,953	$1,226,016
The Growth Fund of America, Class R-6	13,725,490	1,132,490
		2,358,506

Growth-and-income funds 50%
The Investment Company of America, Class R-6	58,169,251	3,086,460
Capital World Growth and Income Fund, Class R-6	46,081,405	3,057,962
Washington Mutual Investors Fund, Class R-6	26,309,049	1,554,076
		7,698,498

Equity-income funds 10%
Capital Income Builder, Class R-6	21,957,109	1,516,797

Balanced funds 15%
American Balanced Fund, Class R-6	68,055,319	2,285,298

Fixed income funds 10%
The Bond Fund of America, Class R-6	55,975,926	753,995
American Funds Strategic Bond Fund, Class R-6	65,934,144	749,012
		1,503,007

Total investment securities 100% (cost: $11,684,229,000)		15,362,106
Other assets less liabilities 0%		(4,139)

Net assets 100%		$15,357,967

16	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)

Investments in affiliates[2]

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6[1]	$563,013	$419,716	$9,613	$194	$252,706	$1,226,016	$—	$10,628
The Growth Fund of America, Class R-6	1,094,771	95,032	442,182	168,152	216,717	1,132,490	6,576	50,433
						2,358,506
Growth-and-income funds 50%
The Investment Company of America, Class R-6	2,704,335	111,457	665,139	117,218	818,589	3,086,460	48,492	23,503
Capital World Growth and Income Fund, Class R-6	2,705,218	218,530	677,411	131,902	679,723	3,057,962	52,006	—
Washington Mutual Investors Fund, Class R-6	—	1,468,038	—	—	86,038	1,554,076	12,705	42,645
						7,698,498
Equity-income funds 10%
Capital Income Builder, Class R-6	1,049,808	225,161	—	—	241,828	1,516,797	40,692	—
Balanced funds 15%
American Balanced Fund, Class R-6	1,602,121	362,927	—	—	320,250	2,285,298	31,391	55,579
Fixed income funds 10%
The Bond Fund of America, Class R-6	1,084,750	340,408	622,266	(2,359)	(46,538)	753,995	16,227	37,470
American Funds Strategic Bond Fund, Class R-6	—	746,017	—	—	2,995	749,012	8,037	—
						1,503,007
Total 100%				$415,107	$2,572,308	$15,362,106	$216,126	$220,258

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	17

American Funds Moderate Growth and Income Portfolio

Investment portfolio October 31, 2021

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	9,663,309	$693,729
SMALLCAP World Fund, Inc., Class R-6[1]	7,195,261	679,520
		1,373,249

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	34,991,227	2,066,932
Capital World Growth and Income Fund, Class R-6	20,435,577	1,356,105
		3,423,037

Equity-income funds 10%
The Income Fund of America, Class R-6	51,178,740	1,340,883

Balanced funds 40%
American Balanced Fund, Class R-6	100,193,730	3,364,506
American Funds Global Balanced Fund, Class R-6	50,277,701	2,012,616
		5,377,122

Fixed income funds 15%
The Bond Fund of America, Class R-6	99,595,397	1,341,550
American Funds Strategic Bond Fund, Class R-6	58,180,850	660,934
		2,002,484

Total investment securities 100% (cost: $10,492,939,000)		13,516,775
Other assets less liabilities 0%		(3,568)

Net assets 100%		$13,513,207

18	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)

Investments in affiliates[2]

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$1,008,101	$69,165	$690,471	$266,584	$40,350	$693,729	$4,681	$46,484
SMALLCAP World Fund, Inc., Class R-6[1]	—	636,947	—	—	42,573	679,520	—	—
						1,373,249
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,474,700	165,041	66,293	7,464	486,020	2,066,932	34,783	78,346
Capital World Growth and Income Fund, Class R-6	1,003,061	94,313	51,276	10,517	299,490	1,356,105	21,441	—
						3,423,037
Equity-income funds 10%
The Income Fund of America, Class R-6	983,941	132,762	—	—	224,180	1,340,883	39,459	—
Balanced funds 40%
American Balanced Fund, Class R-6	2,464,675	418,417	—	—	481,414	3,364,506	46,994	84,524
American Funds Global Balanced Fund, Class R-6	1,469,051	252,420	—	—	291,145	2,012,616	34,878	—
						5,377,122
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,510,772	407,357	511,180	(8,711)	(56,688)	1,341,550	25,078	51,898
American Funds Strategic Bond Fund, Class R-6	—	658,085	—	—	2,849	660,934	7,157	—
						2,002,484
Total 100%				$275,854	$1,811,333	$13,516,775	$214,471	$261,252

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	19

American Funds Conservative Growth and Income Portfolio

Investment portfolio October 31, 2021

Growth-and-income funds 20%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	12,675,604	$748,748
American Mutual Fund, Class R-6	14,101,229	744,968
		1,493,716

Equity-income funds 40%
Capital Income Builder, Class R-6	21,145,298	1,460,717
The Income Fund of America, Class R-6	55,737,683	1,460,328
		2,921,045

Fixed income funds 40%
American Funds Multi-Sector Income Fund, Class R-6	101,837,463	1,092,716
The Bond Fund of America, Class R-6	81,109,223	1,092,541
American High-Income Trust, Class R-6	69,018,065	726,070
		2,911,327

Total investment securities 100% (cost: $6,433,821,000)		7,326,088
Other assets less liabilities 0%		(1,820)

Net assets 100%		$7,324,268

20	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)

Investments in affiliates[1]

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	$—	$708,224	$400	$2	$40,922	$748,748	$6,069	$20,276
American Mutual Fund, Class R-6	817,509	47,247	353,926	89,084	145,054	744,968	17,311	—
						1,493,716
Equity-income funds 40%
Capital Income Builder, Class R-6	1,365,989	142,506	344,041	24,565	271,698	1,460,717	45,810	—
The Income Fund of America, Class R-6	1,376,935	128,223	343,791	33,482	265,479	1,460,328	49,258	—
						2,921,045
Fixed income funds 40%
American Funds Multi-Sector Income Fund, Class R-6	—	1,085,098	869	5	8,482	1,092,716	20,131	—
The Bond Fund of America, Class R-6	561,910	553,982	1,844	(98)	(21,409)	1,092,541	14,779	19,774
American High-Income Trust, Class R-6	852,110	107,391	309,634	(25,352)	101,555	726,070	42,364	—
Intermediate Bond Fund of America, Class R-6	563,289	81,571	629,548	(9,334)	(5,978)	—	2,790	11,919
						2,911,327
Total 100%				$112,354	$805,803	$7,326,088	$198,512	$51,969

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	21

American Funds Tax-Aware Conservative Growth and Income Portfolio

Investment portfolio October 31, 2021

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	13,876,734	$920,860
Washington Mutual Investors Fund, Class R-6	11,800,556	697,059
American Mutual Fund, Class R-6	13,100,821	692,116
		2,310,035

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	66,936,024	1,129,880
The Tax-Exempt Bond Fund of America, Class R-6	49,705,606	673,014
Limited Term Tax-Exempt Bond Fund of America, Class R-6	27,739,061	444,935
		2,247,829

Total investment securities 100% (cost: $3,863,064,000)		4,557,864
Other assets less liabilities 0%		(1,066)

Net assets 100%		$4,556,798

Investments in affiliates[1]

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$636,272	$100,307	$13,294	$1,003	$196,572	$920,860	$13,787	$—
Washington Mutual Investors Fund, Class R-6	476,024	61,751	1,231	2	160,513	697,059	11,383	25,800
American Mutual Fund, Class R-6	475,986	62,506	—	—	153,624	692,116	12,307	—
						2,310,035
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	812,519	278,978	117	(1)	38,501	1,129,880	30,380	1,301
The Tax-Exempt Bond Fund of America, Class R-6	483,951	185,103	—	—	3,960	673,014	13,110	774
Limited Term Tax-Exempt Bond Fund of America, Class R-6	320,223	127,593	—	—	(2,881)	444,935	4,541	1,919
						2,247,829
Total 100%				$1,004	$550,289	$4,557,864	$85,508	$29,794

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

22	American Funds Portfolio Series

American Funds Preservation Portfolio

Investment portfolio October 31, 2021

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	119,767,370	$1,649,197
Short-Term Bond Fund of America, Class R-6	120,063,524	1,199,435
American Funds Inflation Linked Bond Fund, Class R-6	13,315,861	149,803
		2,998,435

Total investment securities 100% (cost: $2,990,156,000)		2,998,435
Other assets less liabilities 0%		(674)

Net assets 100%		$2,997,761

Investments in affiliates[1]

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$1,748,989	$319,432	$365,821	$(7,121)	$(46,282)	$1,649,197	$21,153	$36,298
Short-Term Bond Fund of America, Class R-6	1,165,993	202,078	147,203	(1,077)	(20,356)	1,199,435	9,396	11,373
American Funds Inflation Linked Bond Fund, Class R-6	—	161,906	18,298	240	5,955	149,803	—	—
Total 100%				$(7,958)	$(60,683)	$2,998,435	$30,549	$47,671

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	23

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio October 31, 2021

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	34,118,172	$547,256
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	22,837,202	234,538
		781,794

Total investment securities 100% (cost: $780,607,000)		781,794
Other assets less liabilities 0%		(117)

Net assets 100%		$781,677

Investments in affiliates[1]

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$423,472	$150,816	$23,374	$(37)	$(3,621)	$547,256	$5,909	$2,636
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	181,488	63,674	9,036	(11)	(1,577)	234,538	1,547	527
Total 100%				$(48)	$(5,198)	$781,794	$7,456	$3,163

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

24	American Funds Portfolio Series

Financial statements

Statements of assets and liabilities at October 31, 2021	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$6,483,301	$16,165,261	$15,362,106
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	4,205	12,084	10,086
Dividends	—	—	966
Total assets	6,487,506	16,177,345	15,373,158

Liabilities:
Payables for:
Purchases of investments	887	5,571	3,985
Repurchases of fund’s shares	3,299	6,457	7,007
Services provided by related parties	1,754	4,522	4,064
Trustees’ deferred compensation	28	64	72
Other	43	122	63
Total liabilities	6,011	16,736	15,191
Net assets at October 31, 2021	$6,481,495	$16,160,609	$15,357,967

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,126,612	$10,052,940	$11,099,914
Total distributable earnings (accumulated loss)	2,354,883	6,107,669	4,258,053
Net assets at October 31, 2021	$6,481,495	$16,160,609	$15,357,967
Investment securities of affiliated issuers, at cost	$4,306,360	$10,564,667	$11,684,229

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	25

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$13,516,775	$7,326,088	$4,557,864
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	9,083	6,329	3,650
Dividends	1,727	7,456	4,582
Total assets	13,527,585	7,339,873	4,566,096

Liabilities:
Payables for:
Purchases of investments	6,492	11,200	6,835
Repurchases of fund’s shares	4,318	2,585	1,387
Services provided by related parties	3,464	1,762	1,056
Trustees’ deferred compensation	65	39	20
Other	39	19	—
Total liabilities	14,378	15,605	9,298
Net assets at October 31, 2021	$13,513,207	$7,324,268	$4,556,798

Net assets consist of:
Capital paid in on shares of beneficial interest	$10,011,043	$6,296,671	$3,831,020
Total distributable earnings (accumulated loss)	3,502,164	1,027,597	725,778
Net assets at October 31, 2021	$13,513,207	$7,324,268	$4,556,798
Investment securities of affiliated issuers, at cost	$10,492,939	$6,433,821	$3,863,064

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

26	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$2,998,435	$781,794
Receivables for:
Sales of investments	4,241	389
Sales of fund’s shares	2,572	361
Dividends	1,694	603
Total assets	3,006,942	783,147

Liabilities:
Payables for:
Purchases of investments	1,694	603
Repurchases of fund’s shares	6,784	750
Services provided by related parties	674	113
Trustees’ deferred compensation	15	4
Other	14	—
Total liabilities	9,181	1,470
Net assets at October 31, 2021	$2,997,761	$781,677

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,988,196	$787,001
Total distributable earnings (accumulated loss)	9,565	(5,324)
Net assets at October 31, 2021	$2,997,761	$781,677
Investment securities of affiliated issuers, at cost	$2,990,156	$780,607

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	27

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio		Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$3,472,962	$9,461,487		$9,885,777
	Shares outstanding	136,549	341,737		503,677
	Net asset value per share	$25.43	$27.69		$19.63
Class C:	Net assets	$521,857	$1,482,970		$1,488,640
	Shares outstanding	21,038	54,974		76,396
	Net asset value per share	$24.81	$26.98		$19.49
Class T:	Net assets	$17	$17		$14
	Shares outstanding	1	1		1
	Net asset value per share	$25.49	$27.74		$19.63
Class F-1:	Net assets	$78,218	$126,763		$215,175
	Shares outstanding	3,071	4,580		10,963
	Net asset value per share	$25.47	$27.68		$19.63
Class F-2:	Net assets	$795,505	$1,286,986		$1,273,221
	Shares outstanding	31,104	46,196		64,755
	Net asset value per share	$25.58	$27.86		$19.66
Class F-3:	Net assets	$253,936	$290,002		$269,504
	Shares outstanding	9,943	10,428		13,723
	Net asset value per share	$25.54	$27.81		$19.64
Class 529-A:	Net assets	$698,639	$2,001,790		$1,041,775
	Shares outstanding	27,528	72,451		53,105
	Net asset value per share	$25.38	$27.63		$19.62
Class 529-C:	Net assets	$58,979	$155,926		$92,878
	Shares outstanding	2,378	5,787		4,756
	Net asset value per share	$24.80	$26.94		$19.53
Class 529-E:	Net assets	$22,149	$74,275		$42,455
	Shares outstanding	879	2,712		2,170
	Net asset value per share	$25.20	$27.39		$19.57
Class 529-T:	Net assets	$20	$21		$17
	Shares outstanding	1	1		1
	Net asset value per share	$25.48	$27.73		$19.63
Class 529-F-1:	Net assets	$13	$13		$13
	Shares outstanding	1	—	*	1
	Net asset value per share	$25.48	$27.76		$19.64
Class 529-F-2:	Net assets	$106,080	$289,455		$113,069
	Shares outstanding	4,170	10,454		5,759
	Net asset value per share	$25.44	$27.69		$19.63
Class 529-F-3:	Net assets	$14	$14		$13
	Shares outstanding	1	—	*	1
	Net asset value per share	$25.44	$27.68		$19.63
Class ABLE-A:	Net assets	$2,004	$6,408		$4,712
	Shares outstanding	79	232		240
	Net asset value per share	$25.34	$27.59		$19.63
Class ABLE-F-2:	Net assets	$154	$130		$201
	Shares outstanding	6	5		10
	Net asset value per share	$25.44	$27.71		$19.64

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

28	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-1:	Net assets	$6,034	$44,923	$23,664
	Shares outstanding	242	1,661	1,213
	Net asset value per share	$24.95	$27.05	$19.51
Class R-2:	Net assets	$133,582	$320,949	$197,704
	Shares outstanding	5,403	11,906	10,162
	Net asset value per share	$24.72	$26.96	$19.46
Class R-2E:	Net assets	$6,872	$14,561	$21,589
	Shares outstanding	274	535	1,104
	Net asset value per share	$25.09	$27.22	$19.56
Class R-3:	Net assets	$94,108	$235,395	$168,918
	Shares outstanding	3,736	8,584	8,642
	Net asset value per share	$25.19	$27.42	$19.55
Class R-4:	Net assets	$49,282	$101,627	$86,886
	Shares outstanding	1,941	3,676	4,428
	Net asset value per share	$25.39	$27.64	$19.62
Class R-5:	Net assets	$16,596	$41,261	$33,265
	Shares outstanding	645	1,473	1,688
	Net asset value per share	$25.72	$28.01	$19.71
Class R-5E:	Net assets	$18,067	$39,559	$17,356
	Shares outstanding	711	1,430	885
	Net asset value per share	$25.40	$27.67	$19.61
Class R-6:	Net assets	$146,407	$186,077	$381,121
	Shares outstanding	5,678	6,658	19,372
	Net asset value per share	$25.79	$27.95	$19.67

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	29

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$8,709,421	$5,266,621	$3,308,484
	Shares outstanding	459,820	376,261	205,347
	Net asset value per share	$18.94	$14.00	$16.11
Class C:	Net assets	$1,329,686	$717,122	$413,868
	Shares outstanding	70,679	51,541	25,887
	Net asset value per share	$18.81	$13.91	$15.99
Class T:	Net assets	$14	$12	$13
	Shares outstanding	1	1	1
	Net asset value per share	$18.95	$14.00	$16.11
Class F-1:	Net assets	$134,897	$81,747	$286,445
	Shares outstanding	7,119	5,835	17,786
	Net asset value per share	$18.95	$14.01	$16.11
Class F-2:	Net assets	$1,218,834	$546,429	$449,772
	Shares outstanding	64,242	38,971	27,868
	Net asset value per share	$18.97	$14.02	$16.14
Class F-3:	Net assets	$281,903	$98,725	$98,216
	Shares outstanding	14,875	7,051	6,090
	Net asset value per share	$18.95	$14.00	$16.13
Class 529-A:	Net assets	$622,271	$289,528
	Shares outstanding	32,858	20,697	Not applicable
	Net asset value per share	$18.94	$13.99
Class 529-C:	Net assets	$65,025	$33,682
	Shares outstanding	3,447	2,417	Not applicable
	Net asset value per share	$18.86	$13.93
Class 529-E:	Net assets	$19,805	$10,005
	Shares outstanding	1,048	716	Not applicable
	Net asset value per share	$18.89	$13.98
Class 529-T:	Net assets	$16	$14
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.95	$14.00
Class 529-F-1:	Net assets	$12	$12
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.97	$14.00
Class 529-F-2:	Net assets	$87,030	$52,002
	Shares outstanding	4,595	3,716	Not applicable
	Net asset value per share	$18.94	$13.99
Class 529-F-3:	Net assets	$13	$12
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.94	$13.99
Class ABLE-A:	Net assets	$3,749	$2,023
	Shares outstanding	198	145	Not applicable
	Net asset value per share	$18.94	$13.99
Class ABLE-F-2:	Net assets	$218	$37
	Shares outstanding	12	3	Not applicable
	Net asset value per share	$18.95	$14.00

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

30	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-1:	Net assets	$12,376	$2,339
	Shares outstanding	656	168	Not applicable
	Net asset value per share	$18.86	$13.93
Class R-2:	Net assets	$148,398	$48,568
	Shares outstanding	7,888	3,492	Not applicable
	Net asset value per share	$18.81	$13.91
Class R-2E:	Net assets	$11,838	$804
	Shares outstanding	625	57	Not applicable
	Net asset value per share	$18.93	$14.00
Class R-3:	Net assets	$171,335	$42,912
	Shares outstanding	9,071	3,073	Not applicable
	Net asset value per share	$18.89	$13.97
Class R-4:	Net assets	$104,571	$34,662
	Shares outstanding	5,520	2,475	Not applicable
	Net asset value per share	$18.94	$14.00
Class R-5:	Net assets	$29,323	$7,985
	Shares outstanding	1,544	569	Not applicable
	Net asset value per share	$18.99	$14.03
Class R-5E:	Net assets	$16,675	$5,484
	Shares outstanding	880	392	Not applicable
	Net asset value per share	$18.96	$13.99
Class R-6:	Net assets	$545,797	$83,543
	Shares outstanding	28,743	5,955	Not applicable
	Net asset value per share	$18.99	$14.03

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	31

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$1,905,776	$524,971
	Shares outstanding	186,856	52,568
	Net asset value per share	$10.20	$9.99
Class C:	Net assets	$142,897	$36,712
	Shares outstanding	14,042	3,683
	Net asset value per share	$10.18	$9.97
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.20	$9.99
Class F-1:	Net assets	$52,806	$7,270
	Shares outstanding	5,177	727
	Net asset value per share	$10.20	$10.00
Class F-2:	Net assets	$421,838	$170,518
	Shares outstanding	41,358	17,076
	Net asset value per share	$10.20	$9.99
Class F-3:	Net assets	$73,950	$42,196
	Shares outstanding	7,252	4,225
	Net asset value per share	$10.20	$9.99
Class 529-A:	Net assets	$214,433
	Shares outstanding	21,033	Not applicable
	Net asset value per share	$10.20
Class 529-C:	Net assets	$16,783
	Shares outstanding	1,649	Not applicable
	Net asset value per share	$10.18
Class 529-E:	Net assets	$6,660
	Shares outstanding	654	Not applicable
	Net asset value per share	$10.19
Class 529-T:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.20
Class 529-F-1:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.20
Class 529-F-2:	Net assets	$44,011
	Shares outstanding	4,314	Not applicable
	Net asset value per share	$10.20
Class 529-F-3:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.20
Class ABLE-A:	Net assets	$740
	Shares outstanding	73	Not applicable
	Net asset value per share	$10.21
Class ABLE-F-2:	Net assets	$130
	Shares outstanding	13	Not applicable
	Net asset value per share	$10.21

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

32	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-1:	Net assets	$700
	Shares outstanding	69	Not applicable
	Net asset value per share	$10.18
Class R-2:	Net assets	$19,246
	Shares outstanding	1,895	Not applicable
	Net asset value per share	$10.16
Class R-2E:	Net assets	$725
	Shares outstanding	71	Not applicable
	Net asset value per share	$10.20
Class R-3:	Net assets	$29,059
	Shares outstanding	2,852	Not applicable
	Net asset value per share	$10.19
Class R-4:	Net assets	$15,470
	Shares outstanding	1,516	Not applicable
	Net asset value per share	$10.20
Class R-5:	Net assets	$5,441
	Shares outstanding	533	Not applicable
	Net asset value per share	$10.20
Class R-5E:	Net assets	$3,418
	Shares outstanding	335	Not applicable
	Net asset value per share	$10.21
Class R-6:	Net assets	$43,637
	Shares outstanding	4,276	Not applicable
	Net asset value per share	$10.20

*	Amount less than one thousand.

See notes to financial statements.

American Funds Portfolio Series	33

Financial statements (continued)

Statements of operations for the year ended October 31, 2021	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$35,227		$83,603		$216,126
Fees and expenses*:
Distribution services	16,843		44,136		44,384
Transfer agent services	5,472		13,009		9,299
529 and ABLE plan services	458		1,281		690
Reports to shareholders	124		298		294
Registration statement and prospectus	361		793		741
Trustees’ compensation	18		44		43
Auditing and legal	7		15		15
Custodian	9		17		17
Other	6		14		14
Total fees and expenses before waivers/reimbursements	23,298		59,607		55,497
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	1		3		2
Transfer agent services reimbursements	—	†	—	†	—	†
Total waivers/reimbursements of fees and expenses	1		3		2
Total fees and expenses after waivers/reimbursements	23,297		59,604		55,495
Net investment income	11,930		23,999		160,631

Net realized gain and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	53,415		105,178		415,107
Capital gain distributions received from affiliated issuers	142,851		463,673		220,258
	196,266		568,851		635,365
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,429,294		3,844,286		2,572,308
Net realized gain and unrealized appreciation (depreciation)	1,625,560		4,413,137		3,207,673

Net increase (decrease) in net assets resulting from operations	$1,637,490		$4,437,136		$3,368,304

See end of statements of operations for footnotes.

See notes to financial statements.

34	American Funds Portfolio Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2021 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$214,471		$198,512		$85,508
Fees and expenses*:
Distribution services	39,185		21,871		13,018
Transfer agent services	6,852		3,332		1,623
529 and ABLE plan services	434		204		—
Reports to shareholders	263		142		84
Registration statement and prospectus	663		398		257
Trustees’ compensation	39		21		12
Auditing and legal	25		7		5
Custodian	15		10		8
Other	12		7		4
Total fees and expenses before waivers/reimbursements	47,488		25,992		15,011
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	2		1		—
Transfer agent services reimbursements	—	†	—	†	—
Total waivers/reimbursements of fees and expenses	2		1		—
Total fees and expenses after waivers/reimbursements	47,486		25,991		15,011
Net investment income	166,985		172,521		70,497

Net realized gain and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	275,854		112,354		1,004
Capital gain distributions received from affiliated issuers	261,252		51,969		29,794
	537,106		164,323		30,798
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,811,333		805,803		550,289
Net realized gain and unrealized appreciation (depreciation)	2,348,439		970,126		581,087

Net increase (decrease) in net assets resulting from operations	$2,515,424		$1,142,647		$651,584

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Portfolio Series	35

Financial statements (continued)

Statements of operations for the year ended October 31, 2021 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$30,549	$7,456
Fees and expenses*:
Distribution services	8,438	1,870
Transfer agent services	2,053	320
529 and ABLE plan services	169	—
Reports to shareholders	69	16
Registration statement and prospectus	531	107
Trustees’ compensation	9	2
Auditing and legal	3	— †
Custodian	7	5
Other	3	1
Total fees and expenses before waivers/reimbursements	11,282	2,321
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	— †	—
Transfer agent services reimbursements	— †	—
Total waivers/reimbursements of fees and expenses	— †	—
Total fees and expenses after waivers/reimbursements	11,282	2,321
Net investment income	19,267	5,135

Net realized gain and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(7,958)	(48)
Capital gain distributions received from affiliated issuers	47,671	3,163
	39,713	3,115
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(60,683)	(5,198)
Net realized gain and unrealized appreciation (depreciation)	(20,970)	(2,083)

Net increase (decrease) in net assets resulting from operations	$(1,703)	$3,052

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

36	American Funds Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$11,930	$30,041	$23,999	$58,928	$160,631	$178,910
Net realized gain	196,266	38,562	568,851	400,318	635,365	327,832
Net unrealized appreciation (depreciation)	1,429,294	444,196	3,844,286	834,065	2,572,308	250,988
Net increase (decrease) in net assets resulting from operations	1,637,490	512,799	4,437,136	1,293,311	3,368,304	757,730

Distributions paid to shareholders	(40,280)	(186,431)	(409,176)	(501,361)	(473,298)	(543,758)

Net capital share transactions	609,963	196,437	1,663,856	1,095,758	1,662,475	634,341

Total increase in net assets	2,207,173	522,805	5,691,816	1,887,708	4,557,481	848,313

Net assets:
Beginning of year	4,274,322	3,751,517	10,468,793	8,581,085	10,800,486	9,952,173
End of year	$6,481,495	$4,274,322	$16,160,609	$10,468,793	$15,357,967	$10,800,486

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$166,985	$158,162	$172,521	$176,068	$70,497	$69,122
Net realized gain	537,106	110,312	164,323	139,990	30,798	23,298
Net unrealized appreciation (depreciation)	1,811,333	252,807	805,803	(323,440)	550,289	(51,906)
Net increase (decrease) in net assets resulting from operations	2,515,424	521,281	1,142,647	(7,382)	651,584	40,514

Distributions paid to shareholders	(287,626)	(356,867)	(312,288)	(254,486)	(89,994)	(112,907)

Net capital share transactions	1,373,981	514,803	957,867	289,242	791,090	349,636

Total increase in net assets	3,601,779	679,217	1,788,226	27,374	1,352,680	277,243

Net assets:
Beginning of year	9,911,428	9,232,211	5,536,042	5,508,668	3,204,118	2,926,875
End of year	$13,513,207	$9,911,428	$7,324,268	$5,536,042	$4,556,798	$3,204,118

See notes to financial statements.

American Funds Portfolio Series	37

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020
Operations:
Net investment income	$19,267	$24,901	$5,135	$6,184
Net realized gain	39,713	8,563	3,115	833
Net unrealized appreciation (depreciation)	(60,683)	63,792	(5,198)	6,463
Net increase (decrease) in net assets resulting from operations	(1,703)	97,256	3,052	13,480

Distributions paid to shareholders	(56,307)	(27,179)	(7,036)	(6,863)

Net capital share transactions	141,254	1,278,506	180,838	157,303

Total increase in net assets	83,244	1,348,583	176,854	163,920

Net assets:
Beginning of year	2,914,517	1,565,934	604,823	440,903
End of year	$2,997,761	$2,914,517	$781,677	$604,823

See notes to financial statements.

38	American Funds Portfolio Series

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge for Preservation Portfolio and Tax-Exempt Preservation Portfolio, and 1.00% for certain redemptions within 18 months of purchase without an initial sales charge for all other funds)	None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

American Funds Portfolio Series	39

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2021, all of the investment securities held by each fund were classified as Level 1.

40	American Funds Portfolio Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Portfolio Series	41

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to each fund and their shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

42	American Funds Portfolio Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

American Funds Portfolio Series	43

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

44	American Funds Portfolio Series

Additional tax basis disclosures for each fund as of October 31, 2021, were as follows (dollars in thousands):

				Moderate
	Global		Growth and	Growth and
	Growth	Growth	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$—	$—	$—	$10,680
Late year ordinary loss deferral[1]	(1,970)	(24,802)	—	—
Undistributed long-term capital gains	182,855	534,242	581,345	473,204
Gross unrealized appreciation on investments	2,174,026	5,598,292	3,676,781	3,018,344
Gross unrealized depreciation on investments	—	—	—	—
Net unrealized appreciation on investments	2,174,026	5,598,292	3,676,781	3,018,344
Cost of investments	4,309,275	10,566,969	11,685,325	10,498,431
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	10,886	27,448	29,744	28,628

		Tax-Aware
	Conservative	Conservative
	Growth and	Growth and		Tax-Exempt
	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$7,624	$1,841	$371	$—
Undistributed tax-exempt income	—	2,779	—	150
Undistributed long-term capital gains	132,886	28,041	3,442	—
Capital loss carryforward[2]	—	—	—	(4,621)
Capital loss carryforward utilized	—	—	—	1,346
Gross unrealized appreciation on investments	902,457	693,137	14,277	1,434
Gross unrealized depreciation on investments	(15,331)	—	(8,510)	(2,285)
Net unrealized appreciation (depreciation) on investments	887,126	693,137	5,767	(851)
Cost of investments	6,438,962	3,864,727	2,992,668	782,645
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	7,961	1,603	2,784	1

[1]	These deferrals are considered incurred in the subsequent year.
[2]	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

American Funds Portfolio Series	45

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$7,261		$14,221		$21,482		$18,527		$84,004		$102,531
Class C	—		2,502		2,502		673		15,949		16,622
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	279		562		841		752		3,386		4,138
Class F-2	2,672		2,923		5,595		4,800		17,030		21,830
Class F-3	939		869		1,808		969		3,136		4,105
Class 529-A	1,369		2,796		4,165		3,099		14,439		17,538
Class 529-C	—		284		284		79		3,257		3,336
Class 529-E	12		95		107		94		566		660
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	462		1,708		2,170
Class 529-F-2[4]	308		363		671		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	4		6		10		5		21		26
Class ABLE-F-2[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class R-1	—		32		32		16		222		238
Class R-2	—		610		610		245		3,756		4,001
Class R-2E	—		35		35		17		184		201
Class R-3	40		386		426		323		2,122		2,445
Class R-4	114		199		313		282		1,187		1,469
Class R-5E	54		61		115		70		253		323
Class R-5	69		69		138		116		391		507
Class R-6	593		553		1,146		1,011		3,279		4,290
Total	$13,714		$26,566		$40,280		$31,540		$154,891		$186,431

Growth Portfolio

	Year ended October 31, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$30,785		$208,109		$238,894		$42,333		$248,155		$290,488
Class C	—		37,953		37,953		1,592		50,959		52,551
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	566		3,947		4,513		847		5,030		5,877
Class F-2	5,961		27,178		33,139		6,764		30,543		37,307
Class F-3	1,367		5,529		6,896		1,554		6,426		7,980
Class 529-A	6,122		43,631		49,753		7,728		46,899		54,627
Class 529-C	—		4,270		4,270		142		10,002		10,144
Class 529-E	126		1,597		1,723		255		1,990		2,245
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	1,310		6,127		7,437
Class 529-F-2[4]	1,185		5,760		6,945		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	17		101		118		13		69		82
Class ABLE-F-2[4]	—	[3]	1		1		—		—		—
Class R-1	—		1,010		1,010		67		1,222		1,289
Class R-2	—		7,924		7,924		450		10,380		10,830
Class R-2E	4		372		376		55		560		615
Class R-3	352		5,300		5,652		823		6,643		7,466
Class R-4	360		2,403		2,763		520		3,008		3,528
Class R-5E	179		845		1,024		179		820		999
Class R-5	223		953		1,176		270		1,163		1,433
Class R-6	998		4,048		5,046		1,256		5,206		6,462
Total	$48,245		$360,931		$409,176		$66,158		$435,203		$501,361

See end of tables for footnotes.

46	American Funds Portfolio Series

Growth and Income Portfolio

	Year ended October 31, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$122,121		$184,686		$306,807		$121,219		$225,240		$346,459
Class C	10,095		33,024		43,119		14,515		45,387		59,902
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,937		5,318		8,255		3,471		6,501		9,972
Class F-2	17,422		22,261		39,683		15,622		25,803		41,425
Class F-3	3,512		3,383		6,895		2,471		3,964		6,435
Class 529-A	12,735		19,812		32,547		11,698		21,453		33,151
Class 529-C	598		2,215		2,813		1,625		5,899		7,524
Class 529-E	445		831		1,276		465		977		1,442
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	1,245		1,995		3,240
Class 529-F-2[4]	1,492		1,876		3,368		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	56		68		124		32		46		78
Class ABLE-F-2[4]	2		2		4		—		—		—
Class R-1	149		460		609		175		513		688
Class R-2	1,318		4,236		5,554		1,814		5,596		7,410
Class R-2E	185		409		594		213		543		756
Class R-3	1,679		3,186		4,865		1,767		3,944		5,711
Class R-4	1,112		1,722		2,834		1,337		2,549		3,886
Class R-5E	254		407		661		255		389		644
Class R-5	464		559		1,023		468		770		1,238
Class R-6	5,525		6,742		12,267		5,361		8,436		13,797
Total	$182,101		$291,197		$473,298		$183,753		$360,005		$543,758

Moderate Growth and Income Portfolio

	Year ended October 31, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$129,928		$56,689		$186,617		$111,360		$111,980		$223,340
Class C	12,745		10,109		22,854		13,787		23,299		37,086
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,479		1,338		3,817		2,810		2,998		5,808
Class F-2	20,363		7,737		28,100		16,544		15,161		31,705
Class F-3	4,292		1,299		5,591		3,164		2,745		5,909
Class 529-A	9,347		4,178		13,525		7,564		7,667		15,231
Class 529-C	647		564		1,211		1,173		2,316		3,489
Class 529-E	266		139		405		263		322		585
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	1,111		997		2,108
Class 529-F-2[4]	1,347		522		1,869		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	51		17		68		25		21		46
Class ABLE-F-2[4]	2		1		3		—		—		—
Class R-1	113		90		203		122		232		354
Class R-2	1,397		1,105		2,502		1,445		2,464		3,909
Class R-2E	140		91		231		151		205		356
Class R-3	2,262		1,256		3,518		2,143		2,617		4,760
Class R-4	1,740		821		2,561		1,789		1,930		3,719
Class R-5E	281		125		406		281		279		560
Class R-5	522		206		728		477		438		915
Class R-6	9,780		3,637		13,417		9,000		7,987		16,987
Total	$197,702		$89,924		$287,626		$173,209		$183,658		$356,867

See end of tables for footnotes.

American Funds Portfolio Series	47

Conservative Growth and Income Portfolio

	Year ended October 31, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$139,822		$85,317		$225,139		$129,596		$50,345		$179,941
Class C	15,749		13,261		29,010		17,757		9,165		26,922
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,615		1,887		4,502		2,999		1,202		4,201
Class F-2	15,035		8,406		23,441		13,792		5,369		19,161
Class F-3	2,632		1,272		3,904		2,197		748		2,945
Class 529-A	7,539		4,583		12,122		6,234		2,350		8,584
Class 529-C	735		632		1,367		1,207		697		1,904
Class 529-E	241		156		397		218		88		306
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	1,230		446		1,676
Class 529-F-2[4]	1,393		776		2,169		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	47		23		70		28		8		36
Class ABLE-F-2[4]	1		—	[3]	1		—		—		—
Class R-1	52		46		98		50		24		74
Class R-2	1,099		927		2,026		1,140		570		1,710
Class R-2E	16		9		25		19		10		29
Class R-3	1,114		766		1,880		1,081		464		1,545
Class R-4	1,026		699		1,725		1,169		470		1,639
Class R-5E	190		145		335		225		73		298
Class R-5	251		133		384		250		100		350
Class R-6	2,379		1,314		3,693		2,338		827		3,165
Total	$191,936		$120,352		$312,288		$181,530		$72,956		$254,486

Tax-Aware Conservative Growth and Income Portfolio

	Year ended October 31, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income[5]		capital gains		paid		income[5]		capital gains		paid
Class A	$52,650		$13,600		$66,250		$49,890		$30,160		$80,050
Class C	4,492		1,936		6,428		5,407		4,896		10,303
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	4,803		1,334		6,137		5,581		3,796		9,377
Class F-2	7,430		1,660		9,090		6,840		4,076		10,916
Class F-3	1,737		352		2,089		1,469		792		2,261
Total	$71,112		$18,882		$89,994		$69,187		$43,720		$112,907

See end of tables for footnotes.

48	American Funds Portfolio Series

Preservation Portfolio

	Year ended October 31, 2021						Year ended October 31, 2020
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$32,981		$1,226		$34,207		$17,795		$—	$17,795
Class C	2,016		117		2,133		968		—	968
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class F-1	1,103		43		1,146		484		—	484
Class F-2	8,722		285		9,007		3,221		—	3,221
Class F-3	2,278		44		2,322		419		—	419
Class 529-A	3,853		143		3,996		2,244		—	2,244
Class 529-C	235		14		249		214		—	214
Class 529-E	113		5		118		73		—	73
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	534		—	534
Class 529-F-2[4]	826		27		853		—		—	—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—	—
Class ABLE-A	10		—	[3]	10		4		—	4
Class ABLE-F-2[4]	1		—	[3]	1		—		—	—
Class R-1	8		—	[3]	8		3		—	3
Class R-2	270		16		286		133		—	133
Class R-2E	13		1		14		13		—	13
Class R-3	456		20		476		263		—	263
Class R-4	309		11		320		200		—	200
Class R-5E	56		2		58		33		—	33
Class R-5	133		4		137		57		—	57
Class R-6	936		30		966		521		—	521
Total	$54,319		$1,988		$56,307		$27,179		$—	$27,179

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2021					Year ended October 31, 2020
				Total					Total
	Ordinary		Long-term	distributions		Ordinary		Long-term	distributions
Share class	income[5]		capital gains	paid		income[5]		capital gains	paid
Class A	$4,731		$—	$4,731		$5,122		$—	$5,122
Class C	140		—	140		279		—	279
Class T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	67		—	67		80		—	80
Class F-2	1,705		—	1,705		1,200		—	1,200
Class F-3	393		—	393		182		—	182
Total	$7,036		$—	$7,036		$6,863		$—	$6,863

[3]	Amount less than one thousand.
[4]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[5]	Ordinary income may include both taxable and tax-exempt income.

American Funds Portfolio Series	49

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2021, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	1,448	Not applicable	Not applicable
Preservation Portfolio	2,698	—	—
Tax-Exempt Preservation Portfolio	1,372	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 total for Global Growth Portfolio Class 529-F-3 and ABLE-F-2 shares, Growth Portfolio Class 529-F-3 and ABLE-F-2 shares, Growth and Income Portfolio Class 529-F-3 and ABLE-F-2 shares, Moderate Growth and Income Portfolio Class 529-F-3 and ABLE-F-2 shares, Conservative Growth and Income Portfolio Class 529-F-3 and R-2E shares and Preservation Portfolio Class 529-F-3 and R-2E shares. CRMC does not intend to recoup these reimbursements.

50	American Funds Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica®tax-advantaged savings program. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica® reach $300 million or June 30, 2023, whichever is earlier. Virginia529 does not intend to recoup these waivers. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2021, were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$8,051		$2,900		Not applicable
Class C	4,923		474		Not applicable
Class T	—		—	*	Not applicable
Class F-1	203		101		Not applicable
Class F-2	Not applicable		698		Not applicable
Class F-3	Not applicable		4		Not applicable
Class 529-A	1,463		530		$362
Class 529-C	553		49		33
Class 529-E	99		11		12
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		84		50
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	2		1		1
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	57		4		Not applicable
Class R-2	932		420		Not applicable
Class R-2E	37		13		Not applicable
Class R-3	413		117		Not applicable
Class R-4	110		34		Not applicable
Class R-5E	Not applicable		21		Not applicable
Class R-5	Not applicable		8		Not applicable
Class R-6	Not applicable		3		Not applicable
Total class-specific expenses	$16,843		$5,472		$458

Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$20,658		$7,280		Not applicable
Class C	13,514		1,240		Not applicable
Class T	—		—	*	Not applicable
Class F-1	307		143		Not applicable
Class F-2	Not applicable		1,092		Not applicable
Class F-3	Not applicable		4		Not applicable
Class 529-A	3,996		1,427		$1,013
Class 529-C	1,469		128		88
Class 529-E	316		28		38
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		217		139
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	6		2		3
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	382		35		Not applicable
Class R-2	2,164		952		Not applicable
Class R-2E	74		25		Not applicable
Class R-3	1,022		290		Not applicable
Class R-4	228		81		Not applicable
Class R-5E	Not applicable		43		Not applicable
Class R-5	Not applicable		18		Not applicable
Class R-6	Not applicable		4		Not applicable
Total class-specific expenses	$44,136		$13,009		$1,281

See end of tables for footnotes.

American Funds Portfolio Series	51

Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$23,480		$5,409		Not applicable
Class C	14,326		905		Not applicable
Class T	—		—	*	Not applicable
Class F-1	518		236		Not applicable
Class F-2	Not applicable		1,098		Not applicable
Class F-3	Not applicable		4		Not applicable
Class 529-A	2,227		531		$553
Class 529-C	935		55		56
Class 529-E	191		12		23
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		59		56
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	4		1		2
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	215		18		Not applicable
Class R-2	1,407		600		Not applicable
Class R-2E	117		39		Not applicable
Class R-3	763		216		Not applicable
Class R-4	201		72		Not applicable
Class R-5E	Not applicable		22		Not applicable
Class R-5	Not applicable		15		Not applicable
Class R-6	Not applicable		7		Not applicable
Total class-specific expenses	$44,384		$9,299		$690

Moderate Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$21,525		$3,778		Not applicable
Class C	12,816		635		Not applicable
Class T	—		—	*	Not applicable
Class F-1	352		152		Not applicable
Class F-2	Not applicable		1,102		Not applicable
Class F-3	Not applicable		4		Not applicable
Class 529-A	1,391		254		$337
Class 529-C	683		32		41
Class 529-E	91		4		11
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		37		43
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	4		1		2
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	117		11		Not applicable
Class R-2	1,065		452		Not applicable
Class R-2E	67		23		Not applicable
Class R-3	816		224		Not applicable
Class R-4	258		98		Not applicable
Class R-5E	Not applicable		22		Not applicable
Class R-5	Not applicable		14		Not applicable
Class R-6	Not applicable		9		Not applicable
Total class-specific expenses	$39,185		$6,852		$434

Conservative Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$13,144		$2,058		Not applicable
Class C	6,845		305		Not applicable
Class T	—		—	*	Not applicable
Class F-1	215		94		Not applicable
Class F-2	Not applicable		479		Not applicable
Class F-3	Not applicable		2		Not applicable
Class 529-A	622		102		$152
Class 529-C	325		13		20
Class 529-E	43		2		5
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		26		26
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	2		—	*	1
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	23		2		Not applicable
Class R-2	359		151		Not applicable
Class R-2E	4		2		Not applicable
Class R-3	206		51		Not applicable
Class R-4	83		30		Not applicable
Class R-5E	Not applicable		9		Not applicable
Class R-5	Not applicable		4		Not applicable
Class R-6	Not applicable		2		Not applicable
Total class-specific expenses	$21,871		$3,332		$204

Tax-Aware Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$8,548	$819
Class C	3,801	111
Class T	—	—	*
Class F-1	669	318
Class F-2	Not applicable	374
Class F-3	Not applicable	1
Total class-specific expenses	$13,018	$1,623

See end of tables for footnotes.

52	American Funds Portfolio Series

Preservation Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$5,584	$1,115		Not applicable
Class C	1,606	98		Not applicable
Class T	—	—	*	Not applicable
Class F-1	144	69		Not applicable
Class F-2	Not applicable	461		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	506	122		$128
Class 529-C	191	11		12
Class 529-E	35	2		4
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	27		25
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	1	—	*	—	*
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	7	1		Not applicable
Class R-2	166	77		Not applicable
Class R-2E	5	2		Not applicable
Class R-3	152	42		Not applicable
Class R-4	41	15		Not applicable
Class R-5E	Not applicable	4		Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$8,438	$2,053		$169

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,464	$148
Class C	388	12
Class T	—	—	*
Class F-1	18	9
Class F-2	Not applicable	151
Class F-3	Not applicable	—	*
Total class-specific expenses	$1,870	$320

*	Amount less than one thousand.

American Funds Portfolio Series	53

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$14	$ 4	$18
Growth Portfolio	34	10	44
Growth and Income Portfolio	33	10	43
Moderate Growth and Income Portfolio	30	9	39
Conservative Growth and Income Portfolio	16	5	21
Tax-Aware Conservative Growth and Income Portfolio	9	3	12
Preservation Portfolio	7	2	9
Tax-Exempt Preservation Portfolio	1	1	2

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2021, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$1,030,960	$306,004
Growth Portfolio	2,424,210	680,746
Growth and Income Portfolio	3,987,286	2,416,612
Moderate Growth and Income Portfolio	2,834,508	1,319,221
Conservative Growth and Income Portfolio	2,854,241	1,984,053
Tax-Aware Conservative Growth and Income Portfolio	816,238	14,642
Preservation Portfolio	683,416	531,322
Tax-Exempt Preservation Portfolio	214,490	32,410

54	American Funds Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$671,469	28,902	$21,383		978		$(372,659)	(16,012)	$320,193	13,868
Class C	91,181	4,010	2,500		116		(115,208)	(5,052)	(21,527)	(926)
Class T	—	—	—		—		—	—	—	—
Class F-1	21,260	921	840		38		(62,544)	(2,703)	(40,444)	(1,744)
Class F-2	258,656	11,034	5,550		253		(114,783)	(4,877)	149,423	6,410
Class F-3	94,879	4,090	1,800		82		(40,945)	(1,774)	55,734	2,398
Class 529-A	133,986	5,774	4,164		191		(58,007)	(2,505)	80,143	3,460
Class 529-C	13,786	599	284		13		(18,071)	(793)	(4,001)	(181)
Class 529-E	3,634	158	107		5		(2,281)	(97)	1,460	66
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	(9)	— [2]	(9)	— [2]
Class 529-F-2	34,735	1,487	671		31		(7,515)	(321)	27,891	1,197
Class 529-F-3	30	1	—	[2]	—	[2]	(30)	(1)	— [2]	— [2]
Class ABLE-A	816	35	10		1		(142)	(6)	684	30
Class ABLE-F-2	118	5	—	[2]	—	[2]	(1)	— [2]	117	5
Class R-1	1,729	76	31		1		(2,658)	(115)	(898)	(38)
Class R-2	31,638	1,396	610		29		(31,617)	(1,393)	631	32
Class R-2E	1,291	56	35		2		(1,978)	(89)	(652)	(31)
Class R-3	26,701	1,160	427		20		(18,801)	(819)	8,327	361
Class R-4	11,337	490	313		14		(6,044)	(257)	5,606	247
Class R-5E	7,672	330	115		5		(3,211)	(134)	4,576	201
Class R-5	3,387	145	137		6		(2,080)	(87)	1,444	64
Class R-6	38,122	1,614	1,145		52		(18,002)	(771)	21,265	895
Total net increase (decrease)	$1,446,427	62,283	$40,122		1,837		$(876,586)	(37,806)	$609,963	26,314

Year ended October 31, 2020

Class A	$375,307	21,996	$102,209		5,798		$(401,550)	(23,889)	$75,966	3,905
Class C	63,354	3,781	16,587		955		(93,639)	(5,517)	(13,698)	(781)
Class T	—	—	—		—		—	—	—	—
Class F-1	23,967	1,383	4,128		234		(26,853)	(1,567)	1,242	50
Class F-2	160,347	9,421	21,634		1,223		(169,020)	(10,373)	12,961	271
Class F-3	82,264	4,895	4,098		232		(30,453)	(1,844)	55,909	3,283
Class 529-A	104,300	5,916	17,533		996		(52,292)	(3,005)	69,541	3,907
Class 529-C	10,350	611	3,335		192		(51,776)	(2,944)	(38,091)	(2,141)
Class 529-E	3,233	188	660		37		(3,264)	(191)	629	34
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	13,410	771	2,170		123		(60,322)	(3,235)	(44,742)	(2,341)
Class 529-F-2[3]	55,592	2,973	—		—		—	—	55,592	2,973
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Class ABLE-A	514	30	26		1		(115)	(7)	425	24
Class ABLE-F-2[3]	19	1	—		—		—	—	19	1
Class R-1	1,313	79	234		13		(2,187)	(122)	(640)	(30)
Class R-2	23,248	1,374	3,996		231		(25,471)	(1,512)	1,773	93
Class R-2E	971	58	201		11		(766)	(44)	406	25
Class R-3	18,033	1,048	2,445		140		(14,854)	(853)	5,624	335
Class R-4	13,854	800	1,468		84		(10,327)	(600)	4,995	284
Class R-5E	3,806	224	322		18		(1,369)	(80)	2,759	162
Class R-5	2,276	132	507		29		(1,927)	(116)	856	45
Class R-6	22,853	1,297	4,290		241		(22,243)	(1,310)	4,900	228
Total net increase (decrease)	$979,021	56,979	$185,844		10,558		$(968,428)	(57,209)	$196,437	10,328

See end of tables for footnotes.

American Funds Portfolio Series	55

Growth Portfolio

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$1,752,518		70,734		$238,104		10,406		$(921,918)	(37,331)	$1,068,704	43,809
Class C	240,207		9,947		37,904		1,689		(289,963)	(11,996)	(11,852)	(360)
Class T	—		—		—		—		—	—	—	—
Class F-1	32,713		1,328		4,503		197		(63,709)	(2,599)	(26,493)	(1,074)
Class F-2	353,933		14,213		32,994		1,436		(188,924)	(7,625)	198,003	8,024
Class F-3	91,640		3,728		6,885		300		(37,454)	(1,519)	61,071	2,509
Class 529-A	364,788		14,777		49,738		2,178		(157,232)	(6,343)	257,294	10,612
Class 529-C	34,818		1,438		4,269		190		(53,650)	(2,221)	(14,563)	(593)
Class 529-E	13,761		564		1,721		76		(5,173)	(207)	10,309	433
Class 529-T	—		—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	—	[2]	—	[2]	—	[2]	—	[2]	(37)	(2)	(37)	(2)
Class 529-F-2	74,572		2,992		6,945		304		(24,347)	(971)	57,170	2,325
Class 529-F-3	—		—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	2,548		104		117		5		(246)	(10)	2,419	99
Class ABLE-F-2	106		5		1		—	[2]	(19)	(1)	88	4
Class R-1	7,515		306		1,010		45		(3,960)	(164)	4,565	187
Class R-2	68,916		2,843		7,923		354		(70,046)	(2,895)	6,793	302
Class R-2E	3,175		128		377		17		(3,269)	(139)	283	6
Class R-3	63,701		2,601		5,648		248		(51,712)	(2,116)	17,637	733
Class R-4	18,059		739		2,760		121		(17,727)	(719)	3,092	141
Class R-5E	17,739		715		1,021		45		(12,880)	(548)	5,880	212
Class R-5	6,670		265		1,176		51		(5,896)	(239)	1,950	77
Class R-6	52,163		2,091		5,036		219		(35,657)	(1,480)	21,542	830
Total net increase (decrease)	$3,199,542		129,518		$408,133		17,881		$(1,943,819)	(79,125)	$1,663,856	68,274

Year ended October 31, 2020

Class A	$1,221,318		66,018		$289,769		15,100		$(813,139)	(44,071)	$697,948	37,047
Class C	208,104		11,486		52,452		2,778		(236,845)	(12,804)	23,711	1,460
Class T	—		—		—		—		—	—	—	—
Class F-1	31,831		1,717		5,866		306		(32,431)	(1,736)	5,266	287
Class F-2	307,024		16,779		37,085		1,926		(235,379)	(13,073)	108,730	5,632
Class F-3	58,965		3,285		7,966		415		(44,432)	(2,400)	22,499	1,300
Class 529-A	312,800		16,345		54,623		2,851		(114,450)	(6,058)	252,973	13,138
Class 529-C	31,258		1,708		10,142		537		(124,959)	(6,519)	(83,559)	(4,274)
Class 529-E	8,578		464		2,242		118		(7,328)	(383)	3,492	199
Class 529-T	—		—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	47,884		2,473		7,437		387		(181,912)	(8,979)	(126,591)	(6,119)
Class 529-F-2[3]	165,016		8,129		—		—		(7)	— [2]	165,009	8,129
Class 529-F-3[3]	10		—	[2]	—		—		—	—	10	— [2]
Class ABLE-A	1,274		68		82		4		(109)	(6)	1,247	66
Class ABLE-F-2[3]	23		1		—		—		—	—	23	1
Class R-1	5,842		315		1,287		68		(3,205)	(166)	3,924	217
Class R-2	58,345		3,167		10,825		574		(56,264)	(3,056)	12,906	685
Class R-2E	1,620		87		614		32		(2,698)	(149)	(464)	(30)
Class R-3	42,013		2,278		7,465		391		(32,939)	(1,770)	16,539	899
Class R-4	22,345		1,216		3,525		184		(20,404)	(1,072)	5,466	328
Class R-5E	9,940		555		999		52		(4,326)	(229)	6,613	378
Class R-5	6,902		370		1,433		74		(5,676)	(316)	2,659	128
Class R-6	41,448		2,237		6,460		335		(70,552)	(3,715)	(22,644)	(1,143)
Total net increase (decrease)	$2,582,540		138,698		$500,273		26,132		$(1,987,055)	(106,502)	$1,095,758	58,328

See end of tables for footnotes.

56	American Funds Portfolio Series

Growth and Income Portfolio

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$1,847,594		100,769		$305,202		17,514		$(963,612)	(52,733)	$1,189,184	65,550
Class C	237,963		13,113		43,006		2,513		(343,690)	(18,917)	(62,721)	(3,291)
Class T	—		—		—		—		—	—	—	—
Class F-1	61,741		3,379		8,113		468		(99,465)	(5,515)	(29,611)	(1,668)
Class F-2	401,972		21,881		39,013		2,229		(211,569)	(11,583)	229,416	12,527
Class F-3	129,708		7,165		6,874		390		(27,849)	(1,525)	108,733	6,030
Class 529-A	188,752		10,314		32,543		1,870		(106,134)	(5,781)	115,161	6,403
Class 529-C	19,200		1,057		2,813		164		(36,044)	(1,980)	(14,031)	(759)
Class 529-E	7,399		400		1,274		73		(5,113)	(275)	3,560	198
Class 529-T	—		—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	—	[2]	—	[2]	—	[2]	—	[2]	(118)	(7)	(118)	(7)
Class 529-F-2	35,848		1,954		3,366		192		(12,562)	(680)	26,652	1,466
Class 529-F-3	—		—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	1,844		101		123		7		(356)	(19)	1,611	89
Class ABLE-F-2	136		7		3		—	[2]	(6)	— [2]	133	7
Class R-1	4,538		251		610		36		(3,298)	(183)	1,850	104
Class R-2	37,497		2,072		5,544		325		(44,455)	(2,455)	(1,414)	(58)
Class R-2E	6,432		352		594		35		(5,246)	(287)	1,780	100
Class R-3	49,678		2,750		4,865		281		(35,004)	(1,925)	19,539	1,106
Class R-4	17,606		961		2,828		163		(15,342)	(830)	5,092	294
Class R-5E	6,122		336		654		38		(7,747)	(443)	(971)	(69)
Class R-5	11,266		605		1,023		58		(4,899)	(262)	7,390	401
Class R-6	106,071		5,748		12,266		700		(57,098)	(3,121)	61,239	3,327
Total net increase (decrease)	$3,171,367		173,215		$470,715		27,056		$(1,979,607)	(108,521)	$1,662,475	91,750

Year ended October 31, 2020

Class A	$1,159,987		76,817		$344,745		22,492		$(1,038,097)	(69,819)	$466,635	29,490
Class C	188,283		12,534		59,706		3,903		(298,326)	(19,839)	(50,337)	(3,402)
Class T	—		—		—		—		—	—	—	—
Class F-1	58,491		3,883		9,812		640		(54,535)	(3,641)	13,768	882
Class F-2	295,361		19,661		40,615		2,649		(245,971)	(16,712)	90,005	5,598
Class F-3	45,610		2,969		6,420		420		(38,998)	(2,668)	13,032	721
Class 529-A	186,945		12,144		33,136		2,163		(95,968)	(6,271)	124,113	8,036
Class 529-C	23,866		1,576		7,523		491		(112,826)	(7,331)	(81,437)	(5,264)
Class 529-E	6,141		409		1,442		95		(4,865)	(325)	2,718	179
Class 529-T	—		—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	16,462		1,072		3,238		211		(76,517)	(4,903)	(56,817)	(3,620)
Class 529-F-2[3]	67,135		4,293		—		—		—	—	67,135	4,293
Class 529-F-3[3]	10		1		—		—		—	—	10	1
Class ABLE-A	1,357		89		78		5		(210)	(14)	1,225	80
Class ABLE-F-2[3]	51		3		—		—		—	—	51	3
Class R-1	5,471		364		676		44		(3,512)	(234)	2,635	174
Class R-2	37,119		2,463		7,402		484		(43,669)	(2,918)	852	29
Class R-2E	3,613		232		756		49		(2,709)	(188)	1,660	93
Class R-3	29,796		1,963		5,710		373		(30,342)	(2,002)	5,164	334
Class R-4	15,720		1,039		3,884		254		(27,005)	(1,749)	(7,401)	(456)
Class R-5E	5,680		382		644		42		(2,452)	(157)	3,872	267
Class R-5	4,622		308		1,236		81		(7,409)	(490)	(1,551)	(101)
Class R-6	85,804		5,583		13,796		900		(60,592)	(4,042)	39,008	2,441
Total net increase (decrease)	$2,237,524		147,785		$540,820		35,296		$(2,144,003)	(143,303)	$634,341	39,778

See end of tables for footnotes.

American Funds Portfolio Series	57

Moderate Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$1,749,040	97,468	$185,383		10,663		$(874,355)	(48,928)	$1,060,068	59,203
Class C	225,525	12,676	22,791		1,335		(290,496)	(16,346)	(42,180)	(2,335)
Class T	—	—	—		—		—	—	—	—
Class F-1	28,098	1,581	3,789		219		(73,640)	(4,160)	(41,753)	(2,360)
Class F-2	375,815	20,954	27,717		1,588		(216,399)	(12,013)	187,133	10,529
Class F-3	127,750	7,145	5,572		318		(32,209)	(1,799)	101,113	5,664
Class 529-A	134,435	7,521	13,517		778		(86,096)	(4,802)	61,856	3,497
Class 529-C	15,669	880	1,209		71		(29,791)	(1,666)	(12,913)	(715)
Class 529-E	3,059	172	406		23		(2,752)	(154)	713	41
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	(119)	(7)	(119)	(7)
Class 529-F-2	28,827	1,597	1,869		107		(13,035)	(723)	17,661	981
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	1,612	90	68		4		(219)	(12)	1,461	82
Class ABLE-F-2	158	9	3		—	[2]	(2)	— [2]	159	9
Class R-1	2,051	115	204		12		(2,198)	(124)	57	3
Class R-2	29,970	1,691	2,500		146		(32,447)	(1,829)	23	8
Class R-2E	3,437	192	230		13		(4,115)	(234)	(448)	(29)
Class R-3	42,746	2,396	3,514		204		(45,542)	(2,557)	718	43
Class R-4	21,487	1,205	2,560		148		(33,729)	(1,898)	(9,682)	(545)
Class R-5E	6,759	382	406		24		(6,773)	(391)	392	15
Class R-5	5,971	329	726		42		(5,056)	(281)	1,641	90
Class R-6	118,156	6,589	13,416		768		(83,491)	(4,686)	48,081	2,671
Total net increase (decrease)	$2,920,565	162,992	$285,880		16,463		$(1,832,464)	(102,610)	$1,373,981	76,845

Year ended October 31, 2020

Class A	$1,210,016	79,371	$222,019		14,431		$(918,527)	(61,246)	$513,508	32,556
Class C	176,493	11,668	36,901		2,399		(277,930)	(18,410)	(64,536)	(4,343)
Class T	—	—	—		—		—	—	—	—
Class F-1	37,782	2,474	5,771		375		(50,314)	(3,321)	(6,761)	(472)
Class F-2	297,495	19,614	31,382		2,039		(260,512)	(17,363)	68,365	4,290
Class F-3	63,975	4,146	5,902		385		(64,505)	(4,248)	5,372	283
Class 529-A	133,854	8,657	15,215		989		(84,105)	(5,518)	64,964	4,128
Class 529-C	16,779	1,098	3,489		227		(75,228)	(4,898)	(54,960)	(3,573)
Class 529-E	3,987	261	566		36		(4,327)	(288)	226	9
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	14,626	944	2,107		137		(66,960)	(4,298)	(50,227)	(3,217)
Class 529-F-2[3]	56,274	3,614	—		—		—	—	56,274	3,614
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Class ABLE-A	1,022	67	46		3		(167)	(11)	901	59
Class ABLE-F-2[3]	44	3	—		—		—	—	44	3
Class R-1	2,540	168	355		23		(5,553)	(365)	(2,658)	(174)
Class R-2	29,898	1,975	3,908		254		(37,700)	(2,519)	(3,894)	(290)
Class R-2E	1,813	121	356		23		(3,020)	(195)	(851)	(51)
Class R-3	30,595	2,028	4,753		309		(32,408)	(2,146)	2,940	191
Class R-4	19,665	1,280	3,719		242		(27,691)	(1,833)	(4,307)	(311)
Class R-5E	3,934	261	559		36		(5,690)	(371)	(1,197)	(74)
Class R-5	3,830	253	913		59		(4,467)	(307)	276	5
Class R-6	68,195	4,458	16,986		1,103		(93,868)	(6,181)	(8,687)	(620)
Total net increase (decrease)	$2,172,827	142,462	$354,948		23,070		$(2,012,972)	(133,518)	$514,803	32,014

See end of tables for footnotes.

58	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Sales[1]				Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$1,148,896		84,889		$222,004	16,969		$(604,588)	(44,942)	$766,312	56,916
Class C	163,347		12,132		28,870	2,230		(185,868)	(13,875)	6,349	487
Class T	—		—		—	—		—	—	—	—
Class F-1	16,428		1,215		4,450	341		(38,450)	(2,857)	(17,572)	(1,301)
Class F-2	190,057		14,029		22,902	1,746		(112,359)	(8,373)	100,600	7,402
Class F-3	43,547		3,242		3,903	297		(18,949)	(1,410)	28,501	2,129
Class 529-A	93,537		6,917		12,119	927		(56,541)	(4,193)	49,115	3,651
Class 529-C	11,733		871		1,365	105		(13,378)	(994)	(280)	(18)
Class 529-E	3,409		252		397	31		(1,996)	(148)	1,810	135
Class 529-T	—		—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	—	[2]	—	[2]	1	—	[2]	(9)	(1)	(8)	(1)
Class 529-F-2	17,561		1,295		2,167	165		(9,407)	(698)	10,321	762
Class 529-F-3	—		—		1	—	[2]	—	—	1	— [2]
Class ABLE-A	888		66		70	5		(150)	(11)	808	60
Class ABLE-F-2	26		2		1	—	[2]	(2)	— [2]	25	2
Class R-1	348		26		98	8		(483)	(37)	(37)	(3)
Class R-2	11,451		855		2,025	156		(13,597)	(1,016)	(121)	(5)
Class R-2E	494		37		25	2		(107)	(8)	412	31
Class R-3	13,611		1,018		1,879	145		(12,828)	(956)	2,662	207
Class R-4	7,611		566		1,720	132		(12,404)	(943)	(3,073)	(245)
Class R-5E	1,676		124		335	26		(4,097)	(313)	(2,086)	(163)
Class R-5	3,188		240		383	29		(2,923)	(217)	648	52
Class R-6	33,152		2,454		3,693	282		(23,366)	(1,737)	13,479	999
Total net increase (decrease)	$1,760,960		130,230		$308,409	23,596		$(1,111,502)	(82,729)	$957,867	71,097

Year ended October 31, 2020

Class A	$829,298		66,791		$177,323	14,312		$(710,070)	(58,216)	$296,551	22,887
Class C	114,062		9,224		26,707	2,159		(183,652)	(15,009)	(42,883)	(3,626)
Class T	—		—		—	—		—	—	—	—
Class F-1	26,117		2,121		4,145	334		(28,502)	(2,340)	1,760	115
Class F-2	151,363		12,236		18,819	1,515		(173,724)	(14,291)	(3,542)	(540)
Class F-3	32,282		2,606		2,944	238		(27,532)	(2,290)	7,694	554
Class 529-A	85,681		6,890		8,579	693		(53,328)	(4,313)	40,932	3,270
Class 529-C	14,372		1,157		1,896	153		(37,801)	(3,078)	(21,533)	(1,768)
Class 529-E	3,271		262		306	25		(2,601)	(211)	976	76
Class 529-T	—		—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	12,492		993		1,673	135		(44,565)	(3,624)	(30,400)	(2,496)
Class 529-F-2[3]	36,153		2,954		—	—		—	—	36,153	2,954
Class 529-F-3[3]	10		1		—	—		—	—	10	1
Class ABLE-A	620		49		36	3		(94)	(7)	562	45
Class ABLE-F-2[3]	10		1		—	—		—	—	10	1
Class R-1	733		59		74	6		(379)	(30)	428	35
Class R-2	11,910		979		1,709	138		(13,296)	(1,072)	323	45
Class R-2E	198		15		28	2		(577)	(46)	(351)	(29)
Class R-3	14,788		1,194		1,545	125		(14,013)	(1,152)	2,320	167
Class R-4	10,145		803		1,639	132		(13,206)	(1,074)	(1,422)	(139)
Class R-5E	2,690		215		297	24		(1,354)	(109)	1,633	130
Class R-5	1,558		126		350	28		(2,920)	(245)	(1,012)	(91)
Class R-6	25,968		2,101		3,165	256		(28,101)	(2,279)	1,032	78
Total net increase (decrease)	$1,373,721		110,777		$251,236	20,278		$(1,335,715)	(109,386)	$289,242	21,669

See end of tables for footnotes.

American Funds Portfolio Series	59

Tax-Aware Conservative Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$788,967	50,615	$65,483	4,293	$(248,659)	(16,072)	$605,791	38,836
Class C	92,424	5,976	6,407	425	(71,670)	(4,673)	27,161	1,728
Class T	—	—	—	—	—	—	—	—
Class F-1	72,487	4,663	6,112	402	(64,150)	(4,158)	14,449	907
Class F-2	165,325	10,606	9,051	591	(57,979)	(3,758)	116,397	7,439
Class F-3	34,892	2,246	2,061	135	(9,661)	(626)	27,292	1,755
Total net increase (decrease)	$1,154,095	74,106	$89,114	5,846	$(452,119)	(29,287)	$791,090	50,665

Year ended October 31, 2020

Class A	$566,752	41,232	$79,212	5,743	$(330,848)	(24,780)	$315,116	22,195
Class C	81,285	5,923	10,244	745	(79,929)	(5,947)	11,600	721
Class T	—	—	—	—	—	—	—	—
Class F-1	86,998	6,237	9,341	676	(101,871)	(7,656)	(5,532)	(743)
Class F-2	106,600	7,719	10,869	787	(97,383)	(7,425)	20,086	1,081
Class F-3	25,329	1,824	2,245	163	(19,208)	(1,451)	8,366	536
Total net increase (decrease)	$866,964	62,935	$111,911	8,114	$(629,239)	(47,259)	$349,636	23,790

See end of tables for footnotes.

60	American Funds Portfolio Series

Preservation Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$973,218	94,665	$34,054		3,310		$(871,189)	(84,759)	$136,083	13,216
Class C	52,978	5,159	2,117		206		(83,060)	(8,101)	(27,965)	(2,736)
Class T	—	—	—		—		—	—	—	—
Class F-1	28,752	2,791	1,136		110		(41,326)	(4,016)	(11,438)	(1,115)
Class F-2	271,928	26,417	9,000		875		(262,693)	(25,536)	18,235	1,756
Class F-3	193,305	18,813	2,319		226		(172,326)	(16,846)	23,298	2,193
Class 529-A	76,712	7,465	3,995		389		(73,536)	(7,155)	7,171	699
Class 529-C	7,365	718	249		24		(11,702)	(1,140)	(4,088)	(398)
Class 529-E	2,484	242	118		11		(3,314)	(322)	(712)	(69)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	— [2]	— [2]	— [2]	— [2]
Class 529-F-2	16,919	1,646	853		83		(12,465)	(1,212)	5,307	517
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	535	52	11		2		(223)	(22)	323	32
Class ABLE-F-2	125	12	1		—	[2]	(5)	— [2]	121	12
Class R-1	107	11	9		1		(422)	(41)	(306)	(29)
Class R-2	8,018	783	286		28		(13,190)	(1,287)	(4,886)	(476)
Class R-2E	146	14	14		1		(642)	(62)	(482)	(47)
Class R-3	14,849	1,446	476		46		(14,843)	(1,446)	482	46
Class R-4	6,721	653	320		31		(8,182)	(796)	(1,141)	(112)
Class R-5E	1,825	177	58		6		(1,325)	(128)	558	55
Class R-5	4,600	447	137		13		(5,108)	(497)	(371)	(37)
Class R-6	27,447	2,669	965		94		(27,347)	(2,661)	1,065	102
Total net increase (decrease)	$1,688,034	164,180	$56,118		5,456		$(1,602,898)	(156,027)	$141,254	13,609

Year ended October 31, 2020

Class A	$1,159,450	112,695	$17,672		1,734		$(452,227)	(44,170)	$724,895	70,259
Class C	102,494	9,984	956		94		(52,856)	(5,159)	50,594	4,919
Class T	—	—	—		—		—	—	—	—
Class F-1	62,819	6,070	477		46		(20,806)	(2,013)	42,490	4,103
Class F-2	416,097	40,286	3,219		314		(120,539)	(11,722)	298,777	28,878
Class F-3	48,675	4,719	406		40		(6,497)	(627)	42,584	4,132
Class 529-A	119,924	11,672	2,243		220		(48,981)	(4,789)	73,186	7,103
Class 529-C	18,421	1,805	214		21		(29,484)	(2,866)	(10,849)	(1,040)
Class 529-E	4,393	430	73		8		(2,685)	(264)	1,781	174
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	17,899	1,742	534		53		(48,238)	(4,652)	(29,805)	(2,857)
Class 529-F-2[3]	39,486	3,797	—		—		—	—	39,486	3,797
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Class ABLE-A	276	27	4		—	[2]	(86)	(8)	194	19
Class ABLE-F-2[3]	10	1	—		—		—	—	10	1
Class R-1	641	62	3		—	[2]	(130)	(13)	514	49
Class R-2	17,252	1,689	133		13		(10,733)	(1,055)	6,652	647
Class R-2E	1,418	139	13		1		(1,088)	(105)	343	35
Class R-3	20,917	2,043	262		26		(11,865)	(1,159)	9,314	910
Class R-4	13,692	1,327	200		19		(9,853)	(957)	4,039	389
Class R-5E	2,215	216	33		4		(825)	(81)	1,423	139
Class R-5	5,118	494	56		5		(1,694)	(164)	3,480	335
Class R-6	32,496	3,159	521		51		(13,629)	(1,333)	19,388	1,877
Total net increase (decrease)	$2,083,703	202,358	$27,019		2,649		$(832,216)	(81,137)	$1,278,506	123,870

See end of tables for footnotes.

American Funds Portfolio Series	61

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$231,578	23,000	$4,662	464	$(134,444)	(13,364)	$101,796	10,100
Class C	10,495	1,044	139	14	(12,632)	(1,258)	(1,998)	(200)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,068	403	66	7	(5,643)	(560)	(1,509)	(150)
Class F-2	107,258	10,659	1,703	169	(49,800)	(4,950)	59,161	5,878
Class F-3	38,356	3,809	391	38	(15,359)	(1,526)	23,388	2,321
Total net increase (decrease)	$391,755	38,915	$6,961	692	$(217,878)	(21,658)	$180,838	17,949

Year ended October 31, 2020

Class A	$171,840	17,245	$5,050	508	$(88,699)	(8,955)	$88,191	8,798
Class C	13,758	1,385	276	28	(14,687)	(1,480)	(653)	(67)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,944	1,387	79	8	(9,482)	(947)	4,541	448
Class F-2	78,120	7,828	1,196	120	(26,472)	(2,674)	52,844	5,274
Class F-3	17,894	1,790	182	19	(5,696)	(570)	12,380	1,239
Total net increase (decrease)	$295,556	29,635	$6,783	683	$(145,036)	(14,626)	$157,303	15,692

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares began investment operations on October 30, 2020.

62	American Funds Portfolio Series

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2021	$18.70	$.06	$6.84	$6.90	$(.06)	$(.11)	$(.17)	$25.43	37.07%	$3,473		.37%		.37%		.80%		.25%
10/31/2020	17.19	.14	2.24	2.38	(.16)	(.71)	(.87)	18.70	14.09	2,294		.38		.38		.82		.83
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55	2,042		.40		.40		.83		1.04
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)	1,737		.39		.39		.83		.63
10/31/2017	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05	1,471		.35		.35		.79		1.02
Class C:
10/31/2021	18.33	(.11)	6.70	6.59	—	(.11)	(.11)	24.81	36.07	522		1.10		1.10		1.53		(.47)
10/31/2020	16.87	.02	2.18	2.20	(.03)	(.71)	(.74)	18.33	13.25	402		1.13		1.13		1.57		.10
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74	384		1.15		1.15		1.58		.31
10/31/2018	17.08	(.02)	(.42)	(.44)	— [7]	(.93)	(.93)	15.71	(2.85)	350		1.12		1.12		1.56		(.11)
10/31/2017	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16	295		1.11		1.11		1.55		.28
Class T:
10/31/2021	18.74	.12	6.84	6.96	(.10)	(.11)	(.21)	25.49	37.36 [8]	—	[9]	.13	[8]	.13	[8]	.56	[8]	.50	[8]
10/31/2020	17.22	.19	2.24	2.43	(.20)	(.71)	(.91)	18.74	14.39 [8]	—	[9]	.14	[8]	.14	[8]	.58	[8]	1.11	[8]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87 [8]	—	[9]	.15	[8]	.15	[8]	.58	[8]	1.35	[8]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[8]	—	[9]	.10	[8]	.10	[8]	.54	[8]	.99	[8]
10/31/2017[10,11]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54 [8,12]	—	[9]	.12	[8,13]	.12	[8,13]	.56	[8,13]	.52	[8,13]
Class F-1:
10/31/2021	18.73	.08	6.83	6.91	(.06)	(.11)	(.17)	25.47	37.05	78		.38		.38		.81		.34
10/31/2020	17.21	.14	2.25	2.39	(.16)	(.71)	(.87)	18.73	14.14	90		.38		.38		.82		.83
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59	82		.40		.40		.83		1.07
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)	75		.38		.38		.82		.61
10/31/2017	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01	58		.39		.39		.83		.99
Class F-2:
10/31/2021	18.79	.12	6.88	7.00	(.10)	(.11)	(.21)	25.58	37.50	795		.11		.11		.54		.49
10/31/2020	17.27	.19	2.24	2.43	(.20)	(.71)	(.91)	18.79	14.36	464		.12		.12		.56		1.10
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89	422		.14		.14		.57		1.34
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)	395		.13		.13		.57		.84
10/31/2017	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37	249		.13		.13		.57		1.10
Class F-3:
10/31/2021	18.76	.14	6.87	7.01	(.12)	(.11)	(.23)	25.54	37.62	254		.01		.01		.44		.58
10/31/2020	17.24	.17	2.28	2.45	(.22)	(.71)	(.93)	18.76	14.51	142		.02		.02		.46		.98
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98	74		.02		.02		.45		1.41
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)	62		.02		.02		.46		.75
10/31/2017[10,14]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07 [12]	15		.02	[13]	.02	[13]	.46	[13]	.51	[13]

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2021	$18.66	$.05	$6.84	$6.89	$(.06)	$(.11)	$(.17)	$25.38	37.08%		$699		.40%		.40%		.83%		.22%
10/31/2020	17.16	.13	2.23	2.36	(.15)	(.71)	(.86)	18.66	14.03		449		.42		.42		.86		.75
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56		346		.44		.44		.87		.99
10/31/2018	17.35	.10	(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)		279		.41		.41		.85		.60
10/31/2017	14.27	.15	3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04		218		.40		.40		.84		.96
Class 529-C:
10/31/2021	18.33	(.12)	6.70	6.58	—	(.11)	(.11)	24.80	36.02		59		1.15		1.15		1.58		(.52)
10/31/2020	16.87	.03	2.16	2.19	(.02)	(.71)	(.73)	18.33	13.17		47		1.19		1.19		1.63		.19
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64		79		1.21		1.21		1.64		.27
10/31/2018	17.08	(.03)	(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)		74		1.18		1.18		1.62		(.16)
10/31/2017	14.03	.03	3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05		71		1.19		1.19		1.63		.17
Class 529-E:
10/31/2021	18.54	— [7]	6.78	6.78	(.01)	(.11)	(.12)	25.20	36.73		22		.62		.62		1.05		—	[15]
10/31/2020	17.06	.10	2.21	2.31	(.12)	(.71)	(.83)	18.54	13.78		15		.63		.63		1.07		.58
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30		13		.65		.65		1.08		.80
10/31/2018	17.25	.06	(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)		11		.64		.64		1.08		.35
10/31/2017	14.19	.11	3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71		9		.64		.64		1.08		.69
Class 529-T:
10/31/2021	18.73	.10	6.85	6.95	(.09)	(.11)	(.20)	25.48	37.32	[8]	—	[9]	.18	[8]	.18	[8]	.61	[8]	.44	[8]
10/31/2020	17.21	.18	2.24	2.42	(.19)	(.71)	(.90)	18.73	14.36	[8]	—	[9]	.19	[8]	.19	[8]	.63	[8]	1.02	[8]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80	[8]	—	[9]	.19	[8]	.19	[8]	.62	[8]	1.27	[8]
10/31/2018	17.39	.15	(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[8]		—	[9]	.17	[8]	.17	[8]	.61	[8]	.89	[8]
10/31/2017[10,11]	15.06	.04	2.29	2.33	—	—	—	17.39	15.47	[8,12]	—	[9]	.19	[8,13]	.19	[8,13]	.63	[8,13]	.45	[8,13]
Class 529-F-1:
10/31/2021	18.75	.10	6.86	6.96	(.12)	(.11)	(.23)	25.48	37.32	[8]	—	[9]	.19	[8]	.19	[8]	.62	[8]	.43	[8]
10/31/2020	17.23	.17	2.25	2.42	(.19)	(.71)	(.90)	18.75	14.35	[8]	—	[9]	.18	[8]	.18	[8]	.62	[8]	.97	[8]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75		40		.20		.20		.63		1.18
10/31/2018	17.41	.14	(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)		29		.18		.18		.62		.79
10/31/2017	14.32	.18	3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25		17		.18		.18		.62		1.15
Class 529-F-2:
10/31/2021	18.70	.10	6.85	6.95	(.10)	(.11)	(.21)	25.44	37.36		106		.17		.17		.60		.43
10/31/2020[10,16]	18.70	—	—	—	—	—	—	18.70	—		56		—		—		—		—

See end of tables for footnotes.

64	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2021	$18.70	$.19	$6.78	$6.97	$(.12)	$(.11)	$(.23)	$25.44	37.51%	$—	[9]	.11%		.07%		.50%		.79%
10/31/2020[10,16]	18.70	—	—	—	—	—	—	18.70	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2021	18.60	.09	6.83	6.92	(.07)	(.11)	(.18)	25.34	37.37	2		.24		.18		.61		.40
10/31/2020	17.12	.11	2.26	2.37	(.18)	(.71)	(.89)	18.60	14.11	1		.42		.35		.79		.63
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43		.36		.79		.56
10/31/2018[10,17]	17.48	.01	(1.49)	(1.48)	—	—	—	16.00	(8.47)[8,12]	—	[9]	.08	[8,12]	.06	[8,12]	.50	[8,12]	.04 [8,12]
Class ABLE-F-2:
10/31/2021	18.70	.10	6.87	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[9]	.12		.05		.48		.40
10/31/2020[10,16]	18.70	—	—	—	—	—	—	18.70	—	—	[9]	—		—		—		—
Class R-1:
10/31/2021	18.42	(.09)	6.73	6.64	—	(.11)	(.11)	24.95	36.17	6		1.02		1.02		1.45		(.38)
10/31/2020	16.95	.03	2.20	2.23	(.05)	(.71)	(.76)	18.42	13.37	5		1.06		1.06		1.50		.16
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74	5		1.10		1.10		1.53		.32
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)	5		1.10		1.10		1.54		(.10)
10/31/2017	14.08	.03	3.42	3.45	—	(.37)	(.37)	17.16	25.12	3		1.12		1.12		1.56		.19
Class R-2:
10/31/2021	18.26	(.11)	6.68	6.57	—	(.11)	(.11)	24.72	36.10	134		1.10		1.10		1.53		(.47)
10/31/2020	16.82	.02	2.18	2.20	(.05)	(.71)	(.76)	18.26	13.27	98		1.11		1.11		1.55		.11
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12		1.12		1.55		.33
10/31/2018	17.03	(.01)	(.42)	(.43)	— [7]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
10/31/2017	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10	67		1.10		1.10		1.54		.26
Class R-2E:
10/31/2021	18.48	(.03)	6.75	6.72	—	(.11)	(.11)	25.09	36.49	7		.82		.82		1.25		(.15)
10/31/2020	16.99	.06	2.21	2.27	(.07)	(.71)	(.78)	18.48	13.57	6		.82		.82		1.26		.33
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83		.83		1.26		.60
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10
10/31/2017	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48	1		.81		.81		1.25		.49

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2021	$18.53	$(.01)	$6.79	$6.78	$(.01)	$(.11)	$(.12)	$25.19	36.73%	$94		.65%	.65%	1.08%	(.03)%
10/31/2020	17.05	.09	2.21	2.30	(.11)	(.71)	(.82)	18.53	13.72	62		.67	.67	1.11	.51
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52		.67	.67	1.10	.76
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45		.67	.67	1.11	.33
10/31/2017	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64	36		.66	.66	1.10	.65
Class R-4:
10/31/2021	18.67	.06	6.84	6.90	(.07)	(.11)	(.18)	25.39	37.12	49		.34	.34	.77	.27
10/31/2020	17.17	.15	2.23	2.38	(.17)	(.71)	(.88)	18.67	14.13	32		.35	.35	.79	.89
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24		.37	.37	.80	1.05
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22		.37	.37	.81	.62
10/31/2017	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03	17		.36	.36	.80	1.00
Class R-5E:
10/31/2021	18.67	.10	6.84	6.94	(.10)	(.11)	(.21)	25.40	37.39	18		.15	.15	.58	.44
10/31/2020	17.17	.16	2.25	2.41	(.20)	(.71)	(.91)	18.67	14.31	9		.16	.16	.60	.91
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6		.16	.16	.59	1.02
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3		.17	.17	.61	.33
10/31/2017	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42	—	[9]	.17	.10	.54	1.33
Class R-5:
10/31/2021	18.90	.13	6.91	7.04	(.11)	(.11)	(.22)	25.72	37.49	17		.06	.06	.49	.55
10/31/2020	17.36	.20	2.26	2.46	(.21)	(.71)	(.92)	18.90	14.47	11		.07	.07	.51	1.14
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9		.08	.08	.51	1.38
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8		.08	.08	.52	.99
10/31/2017	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46	8		.07	.07	.51	1.25
Class R-6:
10/31/2021	18.94	.14	6.94	7.08	(.12)	(.11)	(.23)	25.79	37.63	146		.01	.01	.44	.60
10/31/2020	17.40	.21	2.26	2.47	(.22)	(.71)	(.93)	18.94	14.49	91		.02	.02	.46	1.18
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79		.03	.03	.46	1.36
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56		.02	.02	.46	.99
10/31/2017	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49		.03	.03	.47	1.31

See end of tables for footnotes.

66	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2021	$20.30	$.06	$8.12	$8.18	$(.10)	$(.69)	$(.79)	$27.69	41.12%		$9,462		.36%		.36%		.73%		.25%
10/31/2020	18.76	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.30	14.43		6,049		.38		.38		.74		.71
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42		4,894		.40		.40		.78		.87
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02		3,973		.36		.36		.74		.65
10/31/2017	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39		3,364		.33		.33		.72		.97
Class C:
10/31/2021	19.86	(.12)	7.93	7.81	—	(.69)	(.69)	26.98	40.02		1,483		1.10		1.10		1.47		(.47)
10/31/2020	18.38	— [7]	2.45	2.45	(.03)	(.94)	(.97)	19.86	13.62		1,099		1.12		1.12		1.48		—	[15]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55		990		1.14		1.14		1.52		.14
10/31/2018	17.78	(.02)	.27	.25	— [7]	(.49)	(.49)	17.54	1.34		858		1.12		1.12		1.50		(.09)
10/31/2017	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
Class T:
10/31/2021	20.34	.13	8.11	8.24	(.15)	(.69)	(.84)	27.74	41.37	[8]	—	[9]	.13	[8]	.13	[8]	.50	[8]	.50	[8]
10/31/2020	18.78	.20	2.51	2.71	(.21)	(.94)	(1.15)	20.34	14.79	[8]	—	[9]	.13	[8]	.13	[8]	.49	[8]	1.03	[8]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66	[8]	—	[9]	.14	[8]	.14	[8]	.52	[8]	1.19	[8]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30	[8]	—	[9]	.10	[8]	.10	[8]	.48	[8]	.96	[8]
10/31/2017[10,11]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[8,12]	—	[9]	.11	[8,13]	.11	[8,13]	.50	[8,13]	.45	[8,13]
Class F-1:
10/31/2021	20.30	.08	8.09	8.17	(.10)	(.69)	(.79)	27.68	41.05		127		.37		.37		.74		.31
10/31/2020	18.75	.14	2.51	2.65	(.16)	(.94)	(1.10)	20.30	14.48		115		.38		.38		.74		.73
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40		101		.39		.39		.77		.92
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03		92		.38		.38		.76		.65
10/31/2017	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
Class F-2:
10/31/2021	20.42	.12	8.16	8.28	(.15)	(.69)	(.84)	27.86	41.43		1,287		.11		.11		.48		.49
10/31/2020	18.86	.18	2.53	2.71	(.21)	(.94)	(1.15)	20.42	14.74		779		.12		.12		.48		.96
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73		614		.12		.12		.50		1.12
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27		474		.12		.12		.50		.84
10/31/2017	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
Class F-3:
10/31/2021	20.38	.14	8.15	8.29	(.17)	(.69)	(.86)	27.81	41.58		290		.01		.01		.38		.55
10/31/2020	18.82	.20	2.53	2.73	(.23)	(.94)	(1.17)	20.38	14.89		161		.01		.01		.37		1.06
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81		125		.02		.02		.40		1.16
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42		78		.02		.02		.40		.78
10/31/2017[10,14]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[12]	24		.02	[13]	.02	[13]	.41	[13]	.46	[13]

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2021	$20.26	$.05	$8.11	$8.16	$(.10)	$(.69)	$(.79)	$27.63	41.07%		$2,002		.39%		.39%		.76%		.21%
10/31/2020	18.73	.12	2.51	2.63	(.16)	(.94)	(1.10)	20.26	14.37		1,253		.42		.42		.78		.64
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33		912		.44		.44		.82		.82
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00		712		.41		.41		.79		.60
10/31/2017	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36		567		.38		.38		.77		.87
Class 529-C:
10/31/2021	19.84	(.12)	7.91	7.79	—	(.69)	(.69)	26.94	39.96		156		1.14		1.14		1.51		(.51)
10/31/2020	18.36	.02	2.41	2.43	(.01)	(.94)	(.95)	19.84	13.53		127		1.18		1.18		1.54		.08
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
10/31/2017	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
Class 529-E:
10/31/2021	20.10	(.01)	8.04	8.03	(.05)	(.69)	(.74)	27.39	40.74		74		.61		.61		.98		(.02)
10/31/2020	18.59	.09	2.48	2.57	(.12)	(.94)	(1.06)	20.10	14.16		46		.63		.63		.99		.48
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
10/31/2017	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
Class 529-T:
10/31/2021	20.33	.11	8.12	8.23	(.14)	(.69)	(.83)	27.73	41.33	[8]	—	[9]	.17	[8]	.17	[8]	.54	[8]	.44	[8]
10/31/2020	18.78	.18	2.51	2.69	(.20)	(.94)	(1.14)	20.33	14.69	[8]	—	[9]	.18	[8]	.18	[8]	.54	[8]	.94	[8]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[8]	—	[9]	.18	[8]	.18	[8]	.56	[8]	1.12	[8]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[8]	—	[9]	.17	[8]	.17	[8]	.55	[8]	.88	[8]
10/31/2017[10,11]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[8,12]	—	[9]	.18	[8,13]	.18	[8,13]	.57	[8,13]	.38	[8,13]
Class 529-F-1:
10/31/2021	20.37	.10	8.14	8.24	(.16)	(.69)	(.85)	27.76	41.34	[8]	—	[9]	.18	[8]	.18	[8]	.55	[8]	.41	[8]
10/31/2020	18.82	.17	2.52	2.69	(.20)	(.94)	(1.14)	20.37	14.67	[8]	—	[9]	.18	[8]	.18	[8]	.54	[8]	.89	[8]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
10/31/2017	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
Class 529-F-2:
10/31/2021	20.30	.11	8.11	8.22	(.14)	(.69)	(.83)	27.69	41.36		289		.16		.16		.53		.42
10/31/2020[10,16]	20.30	—	—	—	—	—	—	20.30	—		165		—		—		—		—

See end of tables for footnotes.

68	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2021	$20.30	$.14	$8.10	$8.24	$(.17)	$(.69)	$(.86)	$27.68	41.48%	$—	[9]	.11%		.07%		.44%		.55%
10/31/2020[10,16]	20.30	—	—	—	—	—	—	20.30	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2021	20.21	.09	8.09	8.18	(.11)	(.69)	(.80)	27.59	41.33	6		.24		.18		.55		.35
10/31/2020	18.69	.11	2.53	2.64	(.18)	(.94)	(1.12)	20.21	14.48	3		.41		.35		.71		.57
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45	1		.43		.36		.74		.53
10/31/2018[10,17]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[12]	—	[9]	.11	[12]	.09	[12]	.47	[12]	.05 [12]
Class ABLE-F-2:
10/31/2021	20.30	.09	8.18	8.27	(.17)	(.69)	(.86)	27.71	41.63	—	[9]	.11		.04		.41		.34
10/31/2020[10,16]	20.30	—	—	—	—	—	—	20.30	—	—	[9]	—		—		—		—
Class R-1:
10/31/2021	19.91	(.12)	7.95	7.83	—	(.69)	(.69)	27.05	40.02	45		1.10		1.10		1.47		(.50)
10/31/2020	18.44	— [7]	2.46	2.46	(.05)	(.94)	(.99)	19.91	13.64	29		1.11		1.11		1.47		(.03)
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59	23		1.11		1.11		1.49		.10
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31	16		1.11		1.11		1.49		(.18)
10/31/2017	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36	9		1.11		1.11		1.50		.21
Class R-2:
10/31/2021	19.84	(.11)	7.92	7.81	—	(.69)	(.69)	26.96	40.07	321		1.09		1.09		1.46		(.47)
10/31/2020	18.37	— [7]	2.45	2.45	(.04)	(.94)	(.98)	19.84	13.64	230		1.10		1.10		1.46		.02
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60	200		1.10		1.10		1.48		.17
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33	162		1.10		1.10		1.48		(.09)
10/31/2017	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36	139		1.10		1.10		1.49		.16
Class R-2E:
10/31/2021	19.98	(.04)	7.98	7.94	(.01)	(.69)	(.70)	27.22	40.44	15		.81		.81		1.18		(.15)
10/31/2020	18.50	.07	2.44	2.51	(.09)	(.94)	(1.03)	19.98	13.89	10		.82		.82		1.18		.36
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97	10		.82		.82		1.20		.39
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57	8		.82		.82		1.20		.20
10/31/2017	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76	6		.81		.81		1.20		.42

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2021	$20.12	$(.01)	$8.05	$8.04	$(.05)	$(.69)	$(.74)	$27.42	40.69%	$235	.65%	.65%	1.02%	(.05)%
10/31/2020	18.61	.08	2.49	2.57	(.12)	(.94)	(1.06)	20.12	14.12	158	.66	.66	1.02	.44
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09	129	.67	.67	1.05	.61
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76	107	.66	.66	1.04	.34
10/31/2017	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95	88	.66	.66	1.05	.58
Class R-4:
10/31/2021	20.27	.07	8.09	8.16	(.10)	(.69)	(.79)	27.64	41.09	102	.35	.35	.72	.26
10/31/2020	18.73	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.27	14.47	72	.36	.36	.72	.73
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44	60	.36	.36	.74	.92
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01	54	.36	.36	.74	.66
10/31/2017	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40	48	.36	.36	.75	.91
Class R-5E:
10/31/2021	20.29	.12	8.10	8.22	(.15)	(.69)	(.84)	27.67	41.36	40	.15	.15	.52	.48
10/31/2020	18.75	.16	2.53	2.69	(.21)	(.94)	(1.15)	20.29	14.70	25	.16	.16	.52	.84
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69	16	.16	.16	.54	.97
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22	9	.16	.16	.54	.75
10/31/2017	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71	6	.17	.17	.56	(.14)
Class R-5:
10/31/2021	20.52	.14	8.20	8.34	(.16)	(.69)	(.85)	28.01	41.53	41	.06	.06	.43	.56
10/31/2020	18.95	.20	2.53	2.73	(.22)	(.94)	(1.16)	20.52	14.78	29	.06	.06	.42	1.04
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78	24	.07	.07	.45	1.20
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36	26	.07	.07	.45	.93
10/31/2017	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70	22	.07	.07	.46	1.21
Class R-6:
10/31/2021	20.48	.15	8.18	8.33	(.17)	(.69)	(.86)	27.95	41.57	186	.01	.01	.38	.60
10/31/2020	18.91	.21	2.53	2.74	(.23)	(.94)	(1.17)	20.48	14.87	119	.02	.02	.38	1.08
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81	132	.02	.02	.40	1.15
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40	87	.02	.02	.40	.94
10/31/2017	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79	63	.02	.02	.41	1.21

See end of tables for footnotes.

70	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2021	$15.64	$.23	$4.44	$4.67	$(.26)	$(.42)	$(.68)	$19.63	30.44%		$9,886		.34%		.34%		.66%		1.24%
10/31/2020	15.29	.28	.91	1.19	(.29)	(.55)	(.84)	15.64	7.92		6,851		.34		.34		.66		1.81
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02		6,248		.36		.36		.68		2.04
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56		5,354		.35		.35		.68		1.74
10/31/2017	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69		4,836		.33		.33		.66		1.91
Class C:
10/31/2021	15.53	.09	4.42	4.51	(.13)	(.42)	(.55)	19.49	29.51		1,489		1.07		1.07		1.39		.52
10/31/2020	15.19	.16	.90	1.06	(.17)	(.55)	(.72)	15.53	7.10		1,237		1.08		1.08		1.40		1.09
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20		1,262		1.09		1.09		1.41		1.31
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)		1,155		1.09		1.09		1.42		1.00
10/31/2017	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84		1,111		1.11		1.11		1.44		1.15
Class T:
10/31/2021	15.64	.28	4.43	4.71	(.30)	(.42)	(.72)	19.63	30.75	[8]	—	[9]	.09	[8]	.09	[8]	.41	[8]	1.50	[8]
10/31/2020	15.29	.32	.91	1.23	(.33)	(.55)	(.88)	15.64	8.21	[8]	—	[9]	.08	[8]	.08	[8]	.40	[8]	2.10	[8]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33	[8]	—	[9]	.08	[8]	.08	[8]	.40	[8]	2.35	[8]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82	[8]	—	[9]	.08	[8]	.08	[8]	.41	[13]	2.02	[8]
10/31/2017[10,11]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67	[8,12]	—	[9]	.11	[8,13]	.11	[8,13]	.44	[8,13]	1.66	[8,13]
Class F-1:
10/31/2021	15.64	.22	4.44	4.66	(.25)	(.42)	(.67)	19.63	30.39		215		.37		.37		.69		1.23
10/31/2020	15.29	.27	.91	1.18	(.28)	(.55)	(.83)	15.64	7.88		198		.37		.37		.69		1.78
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00		180		.38		.38		.70		2.01
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53		156		.38		.38		.71		1.72
10/31/2017	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72		150		.39		.39		.72		1.87
Class F-2:
10/31/2021	15.66	.27	4.45	4.72	(.30)	(.42)	(.72)	19.66	30.75		1,273		.11		.11		.43		1.47
10/31/2020	15.31	.31	.91	1.22	(.32)	(.55)	(.87)	15.66	8.15		818		.12		.12		.44		2.04
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27		714		.12		.12		.44		2.26
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79		598		.12		.12		.45		1.94
10/31/2017	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00		385		.13		.13		.46		2.08
Class F-3:
10/31/2021	15.64	.29	4.45	4.74	(.32)	(.42)	(.74)	19.64	30.92		269		.01		.01		.33		1.55
10/31/2020	15.30	.33	.90	1.23	(.34)	(.55)	(.89)	15.64	8.21		120		.01		.01		.33		2.15
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40		107		.01		.01		.33		2.36
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89		70		.01		.01		.34		2.03
10/31/2017[10,14]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57	[12]	28		.02	[13]	.02	[13]	.35	[13]	1.74	[13]

See end of tables for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2021	$15.63	$.22	$4.45	$4.67	$(.26)	$(.42)	$(.68)	$19.62	30.42%		$1,042		.37%		.37%		.69%		1.22%
10/31/2020	15.28	.27	.91	1.18	(.28)	(.55)	(.83)	15.63	7.89		730		.38		.38		.70		1.75
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99		591		.39		.39		.71		2.00
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52		504		.39		.39		.72		1.70
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64		439		.39		.39		.72		1.85
Class 529-C:
10/31/2021	15.56	.08	4.42	4.50	(.11)	(.42)	(.53)	19.53	29.42		93		1.12		1.12		1.44		.46
10/31/2020	15.20	.17	.89	1.06	(.15)	(.55)	(.70)	15.56	7.09		86		1.14		1.14		1.46		1.14
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13		164		1.15		1.15		1.47		1.26
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)		155		1.15		1.15		1.48		.92
10/31/2017	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75		159		1.18		1.18		1.51		1.07
Class 529-E:
10/31/2021	15.59	.18	4.43	4.61	(.21)	(.42)	(.63)	19.57	30.14		42		.60		.60		.92		.99
10/31/2020	15.25	.24	.90	1.14	(.25)	(.55)	(.80)	15.59	7.59		31		.61		.61		.93		1.55
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77		27		.62		.62		.94		1.78
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29		23		.62		.62		.95		1.46
10/31/2017	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31		21		.64		.64		.97		1.61
Class 529-T:
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.68	[8]	—	[9]	.14	[8]	.14	[8]	.46	[8]	1.45	[8]
10/31/2020	15.29	.31	.91	1.22	(.32)	(.55)	(.87)	15.64	8.15	[8]	—	[9]	.13	[8]	.13	[8]	.45	[8]	2.02	[8]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26	[8]	—	[9]	.14	[8]	.14	[8]	.46	[8]	2.26	[8]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75	[8]	—	[9]	.15	[8]	.15	[8]	.48	[8]	1.94	[8]
10/31/2017[10,11]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63	[8,12]	—	[9]	.18	[8,13]	.18	[8,13]	.51	[8,13]	1.59	[8,13]
Class 529-F-1:
10/31/2021	15.65	.23	4.47	4.70	(.29)	(.42)	(.71)	19.64	30.62	[8]	—	[9]	.17	[8]	.17	[8]	.49	[8]	1.27	[8]
10/31/2020	15.30	.30	.92	1.22	(.32)	(.55)	(.87)	15.65	8.14	[8]	—	[9]	.14	[8]	.14	[8]	.46	[8]	2.00	[8]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25		56		.15		.15		.47		2.22
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75		41		.15		.15		.48		1.92
10/31/2017	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95		34		.18		.18		.51		2.05
Class 529-F-2:
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.70		113		.13		.13		.45		1.45
10/31/2020[10,16]	15.64	—	—	—	—	—	—	15.64	—		67		—		—		—		—

See end of tables for footnotes.

72	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2021	$15.64	$.28	$4.44	$4.72	$(.31)	$(.42)	$(.73)	$19.63	30.78%	$—	[9]	.12%		.07%		.39%		1.52%
10/31/2020[10,16]	15.64	—	—	—	—	—	—	15.64	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2021	15.63	.26	4.44	4.70	(.28)	(.42)	(.70)	19.63	30.69	5		.21		.15		.47		1.41
10/31/2020	15.27	.27	.92	1.19	(.28)	(.55)	(.83)	15.63	7.97	2		.39		.32		.64		1.74
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40		.34		.66		1.84
10/31/2018[10,17]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[12]	—	[9]	.11	[12]	.09	[12]	.42	[12]	.50	[12]
Class ABLE-F-2:
10/31/2021	15.64	.30	4.43	4.73	(.31)	(.42)	(.73)	19.64	30.86	—	[9]	.09		.03		.35		1.59
10/31/2020[10,16]	15.64	—	—	—	—	—	—	15.64	—	—	[9]	—		—		—		—
Class R-1:
10/31/2021	15.55	.09	4.42	4.51	(.13)	(.42)	(.55)	19.51	29.48	24		1.09		1.09		1.41		.50
10/31/2020	15.21	.16	.91	1.07	(.18)	(.55)	(.73)	15.55	7.11	17		1.10		1.10		1.42		1.04
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14	14		1.11		1.11		1.43		1.24
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)	9		1.10		1.10		1.43		.94
10/31/2017	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86	8		1.11		1.11		1.44		1.13
Class R-2:
10/31/2021	15.51	.09	4.41	4.50	(.13)	(.42)	(.55)	19.46	29.49	198		1.08		1.08		1.40		.51
10/31/2020	15.17	.16	.91	1.07	(.18)	(.55)	(.73)	15.51	7.12	159		1.08		1.08		1.40		1.08
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09		1.09		1.41		1.31
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)	137		1.09		1.09		1.42		1.00
10/31/2017	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88	122		1.10		1.10		1.43		1.14
Class R-2E:
10/31/2021	15.59	.14	4.43	4.57	(.18)	(.42)	(.60)	19.56	29.81	22		.81		.81		1.13		.78
10/31/2020	15.25	.21	.90	1.11	(.22)	(.55)	(.77)	15.59	7.38	16		.81		.81		1.13		1.37
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81		.81		1.13		1.53
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10	9		.82		.82		1.15		1.27
10/31/2017	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17	8		.80		.80		1.13		1.44

See end of tables for footnotes.

American Funds Portfolio Series	73

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2021	$15.58	$.17	$4.43	$4.60	$(.21)	$(.42)	$(.63)	$19.55	30.03%	$169	.65%	.65%	.97%	.93%
10/31/2020	15.24	.23	.90	1.13	(.24)	(.55)	(.79)	15.58	7.54	117	.66	.66	.98	1.50
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72	110	.66	.66	.98	1.71
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26	93	.66	.66	.99	1.42
10/31/2017	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39	82	.65	.65	.98	1.58
Class R-4:
10/31/2021	15.63	.23	4.44	4.67	(.26)	(.42)	(.68)	19.62	30.44	87	.35	.35	.67	1.23
10/31/2020	15.29	.28	.90	1.18	(.29)	(.55)	(.84)	15.63	7.84	65	.35	.35	.67	1.83
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02	70	.36	.36	.68	2.00
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61	64	.36	.36	.69	1.75
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68	74	.36	.36	.69	1.88
Class R-5E:
10/31/2021	15.62	.27	4.43	4.70	(.29)	(.42)	(.71)	19.61	30.71	17	.15	.15	.47	1.47
10/31/2020	15.28	.30	.91	1.21	(.32)	(.55)	(.87)	15.62	8.07	15	.16	.16	.48	1.94
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26	10	.16	.16	.48	2.12
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76	6	.16	.16	.49	1.88
10/31/2017	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06	4	.17	.16	.49	.12
Class R-5:
10/31/2021	15.70	.28	4.46	4.74	(.31)	(.42)	(.73)	19.71	30.80	33	.06	.06	.38	1.52
10/31/2020	15.35	.32	.91	1.23	(.33)	(.55)	(.88)	15.70	8.19	20	.07	.07	.39	2.12
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37	21	.07	.07	.39	2.35
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84	21	.07	.07	.40	2.03
10/31/2017	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03	18	.07	.07	.40	2.08
Class R-6:
10/31/2021	15.67	.29	4.45	4.74	(.32)	(.42)	(.74)	19.67	30.85	381	.01	.01	.33	1.57
10/31/2020	15.32	.33	.91	1.24	(.34)	(.55)	(.89)	15.67	8.26	251	.01	.01	.33	2.15
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38	208	.02	.02	.34	2.35
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89	119	.02	.02	.35	2.08
10/31/2017	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11	83	.02	.02	.35	2.19

See end of tables for footnotes.

74	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2021	$15.57	$.26	$3.56	$3.82	$(.31)	$(.14)	$(.45)	$18.94	24.79%	$8,709		.34%		.34%		.66%		1.43%
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.92	6,238		.33		.33		.68		1.72
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86	5,621		.35		.35		.72		1.93
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)	4,655		.35		.35		.73		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23	4,073		.35		.35		.73		1.68
Class C:
10/31/2021	15.47	.13	3.53	3.66	(.18)	(.14)	(.32)	18.81	23.85	1,330		1.06		1.06		1.38		.71
10/31/2020	15.17	.15	.63	.78	(.18)	(.30)	(.48)	15.47	5.18	1,129		1.07		1.07		1.42		1.01
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05	1,174		1.08		1.08		1.45		1.22
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)	1,081		1.08		1.08		1.46		1.02
10/31/2017	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38	1,032		1.11		1.11		1.49		.92
Class T:
10/31/2021	15.58	.31	3.55	3.86	(.35)	(.14)	(.49)	18.95	25.09 [8]	—	[9]	.06	[8]	.06	[8]	.38	[8]	1.71	[8]
10/31/2020	15.28	.31	.62	.93	(.33)	(.30)	(.63)	15.58	6.20 [8]	—	[9]	.07	[8]	.07	[8]	.42	[8]	2.00	[8]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22 [8]	—	[9]	.08	[8]	.08	[8]	.45	[8]	2.22	[8]
10/31/2018	14.87	.30	(.30)	— [7]	(.29)	(.29)	(.58)	14.29	(.08)[8]	—	[9]	.08	[8]	.08	[8]	.46	[8]	2.03	[8]
10/31/2017[10,11]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96 [8,12]	—	[9]	.11	[8,13]	.11	[8,13]	.49	[8,13]	1.59	[8,13]
Class F-1:
10/31/2021	15.57	.25	3.57	3.82	(.30)	(.14)	(.44)	18.95	24.80	135		.37		.37		.69		1.42
10/31/2020	15.27	.26	.62	.88	(.28)	(.30)	(.58)	15.57	5.88	148		.37		.37		.72		1.69
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82	152		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)	138		.38		.38		.76		1.72
10/31/2017	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15	140		.39		.39		.77		1.61
Class F-2:
10/31/2021	15.59	.30	3.56	3.86	(.34)	(.14)	(.48)	18.97	25.09	1,219		.11		.11		.43		1.66
10/31/2020	15.30	.30	.61	.91	(.32)	(.30)	(.62)	15.59	6.07	838		.11		.11		.46		1.95
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16	756		.12		.12		.49		2.14
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)	611		.12		.12		.50		1.97
10/31/2017	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45	401		.13		.13		.51		1.87
Class F-3:
10/31/2021	15.58	.31	3.56	3.87	(.36)	(.14)	(.50)	18.95	25.16	282		.01		.01		.33		1.73
10/31/2020	15.28	.31	.63	.94	(.34)	(.30)	(.64)	15.58	6.27	143		.01		.01		.36		2.04
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30	136		.01		.01		.38		2.23
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	—	76		.01		.01		.39		2.06
10/31/2017[10,14]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58 [12]	44		.02	[13]	.02	[13]	.40	[13]	1.55	[13]

See end of tables for footnotes.

American Funds Portfolio Series	75

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2021	$15.57	$.25	$3.56	$3.81	$(.30)	$(.14)	$(.44)	$18.94	24.75%		$622		.36%		.36%		.68%		1.40%
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89		457		.37		.37		.72		1.68
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90		385		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)		332		.39		.39		.77		1.72
10/31/2017	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14		280		.42		.42		.80		1.60
Class 529-C:
10/31/2021	15.51	.12	3.53	3.65	(.16)	(.14)	(.30)	18.86	23.77		65		1.11		1.11		1.43		.66
10/31/2020	15.20	.16	.61	.77	(.16)	(.30)	(.46)	15.51	5.11		65		1.12		1.12		1.47		1.03
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03		118		1.13		1.13		1.50		1.17
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)		117		1.15		1.15		1.53		.93
10/31/2017	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27		122		1.18		1.18		1.56		.84
Class 529-E:
10/31/2021	15.53	.21	3.55	3.76	(.26)	(.14)	(.40)	18.89	24.47		20		.59		.59		.91		1.18
10/31/2020	15.24	.23	.61	.84	(.25)	(.30)	(.55)	15.53	5.59		16		.59		.59		.94		1.49
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67		15		.61		.61		.98		1.69
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)		13		.62		.62		1.00		1.48
10/31/2017	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88		11		.64		.64		1.02		1.40
Class 529-T:
10/31/2021	15.57	.30	3.56	3.86	(.34)	(.14)	(.48)	18.95	25.11	[8]	—	[9]	.12	[8]	.12	[8]	.44	[8]	1.65	[8]
10/31/2020	15.28	.30	.61	.91	(.32)	(.30)	(.62)	15.57	6.07	[8]	—	[9]	.13	[8]	.13	[8]	.48	[8]	1.94	[8]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16	[8]	—	[9]	.13	[8]	.13	[8]	.50	[8]	2.16	[8]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[8]		—	[9]	.14	[8]	.14	[8]	.52	[8]	1.96	[8]
10/31/2017[10,11]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92	[8,12]	—	[9]	.18	[8,13]	.18	[8,13]	.56	[8,13]	1.52	[8,13]
Class 529-F-1:
10/31/2021	15.59	.26	3.60	3.86	(.34)	(.14)	(.48)	18.97	25.03	[8]	—	[9]	.16	[8]	.16	[8]	.48	[8]	1.48	[8]
10/31/2020	15.29	.30	.62	.92	(.32)	(.30)	(.62)	15.59	6.14	[8]	—	[9]	.12	[8]	.12	[8]	.47	[8]	1.93	[8]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16		49		.13		.13		.50		2.15
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)		40		.15		.15		.53		1.95
10/31/2017	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46		31		.18		.18		.56		1.84
Class 529-F-2:
10/31/2021	15.57	.29	3.56	3.85	(.34)	(.14)	(.48)	18.94	25.05		87		.12		.12		.44		1.63
10/31/2020[10,16]	15.57	—	—	—	—	—	—	15.57	—		56		—		—		—		—

See end of tables for footnotes.

76	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2021	$15.57	$.30	$3.56	$3.86	$(.35)	$(.14)	$(.49)	$18.94	25.11%	$—	[9]	.12%		.07%		.39%		1.69%
10/31/2020[10,16]	15.57	—	—	—	—	—	—	15.57	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2021	15.57	.29	3.55	3.84	(.33)	(.14)	(.47)	18.94	24.94	4		.22		.16		.48		1.58
10/31/2020	15.26	.26	.64	.90	(.29)	(.30)	(.59)	15.57	5.96	2		.38		.32		.67		1.68
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40		.33		.70		1.78
10/31/2018[10,17]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[12]	—	[9]	.10	[12]	.08	[12]	.46	[12]	.46	[12]
Class ABLE-F-2:
10/31/2021	15.57	.31	3.56	3.87	(.35)	(.14)	(.49)	18.95	25.18	—	[9]	.09		.02		.34		1.70
10/31/2020[10,16]	15.57	—	—	—	—	—	—	15.57	—	—	[9]	—		—		—		—
Class R-1:
10/31/2021	15.51	.12	3.54	3.66	(.17)	(.14)	(.31)	18.86	23.83	12		1.10		1.10		1.42		.67
10/31/2020	15.20	.15	.62	.77	(.16)	(.30)	(.46)	15.51	5.13	10		1.11		1.11		1.46		.96
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04	13		1.12		1.12		1.49		1.20
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)	12		1.11		1.11		1.49		.99
10/31/2017	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32	10		1.11		1.11		1.49		.94
Class R-2:
10/31/2021	15.47	.12	3.54	3.66	(.18)	(.14)	(.32)	18.81	23.84	148		1.08		1.08		1.40		.69
10/31/2020	15.18	.15	.62	.77	(.18)	(.30)	(.48)	15.47	5.10	122		1.08		1.08		1.43		1.00
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10		1.10		1.47		1.20
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
10/31/2017	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39	100		1.09		1.09		1.47		.92
Class R-2E:
10/31/2021	15.56	.18	3.55	3.73	(.22)	(.14)	(.36)	18.93	24.21	12		.81		.81		1.13		.98
10/31/2020	15.26	.19	.63	.82	(.22)	(.30)	(.52)	15.56	5.40	10		.82		.82		1.17		1.24
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81		.81		1.18		1.42
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10
10/31/2017	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74	16		.80		.80		1.18		1.08

See end of tables for footnotes.

American Funds Portfolio Series	77

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2021	$15.53	$.20	$3.55	$3.75	$(.25)	$(.14)	$(.39)	$18.89	24.40%	$171	.65%	.65%	.97%	1.12%
10/31/2020	15.23	.22	.62	.84	(.24)	(.30)	(.54)	15.53	5.60	140	.65	.65	1.00	1.41
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135	.66	.66	1.03	1.62
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119	.66	.66	1.04	1.43
10/31/2017	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91	105	.65	.65	1.03	1.36
Class R-4:
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	105	.35	.35	.67	1.41
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	94	.36	.36	.71	1.73
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97	.36	.36	.73	1.92
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99	.36	.36	.74	1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24	94	.35	.35	.73	1.67
Class R-5E:
10/31/2021	15.58	.29	3.57	3.86	(.34)	(.14)	(.48)	18.96	25.04	17	.16	.16	.48	1.62
10/31/2020	15.28	.29	.63	.92	(.32)	(.30)	(.62)	15.58	6.10	13	.16	.16	.51	1.88
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14	.16	.16	.53	2.08
10/31/2018	14.87	.28	(.28)	— [7]	(.28)	(.29)	(.57)	14.30	(.06)	10	.15	.15	.53	1.84
10/31/2017	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41	7	.16	.16	.54	1.22
Class R-5:
10/31/2021	15.61	.31	3.56	3.87	(.35)	(.14)	(.49)	18.99	25.11	29	.06	.06	.38	1.71
10/31/2020	15.31	.31	.62	.93	(.33)	(.30)	(.63)	15.61	6.20	23	.06	.06	.41	2.00
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22	.07	.07	.44	2.25
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01	21	.07	.07	.45	2.04
10/31/2017	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50	19	.07	.07	.45	1.93
Class R-6:
10/31/2021	15.61	.32	3.56	3.88	(.36)	(.14)	(.50)	18.99	25.17	546	.01	.01	.33	1.75
10/31/2020	15.31	.32	.62	.94	(.34)	(.30)	(.64)	15.61	6.25	407	.01	.01	.36	2.06
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409	.02	.02	.39	2.26
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06	288	.02	.02	.40	2.08
10/31/2017	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64	253	.02	.02	.40	1.96

See end of tables for footnotes.

78	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2021	$12.24	$.36	$2.08	$2.44	$(.41)	$(.27)	$(.68)	$14.00	20.36%		$5,267		.33%		.33%		.60%		2.68%
10/31/2020	12.80	.41	(.38)	.03	(.42)	(.17)	(.59)	12.24	.23		3,910		.33		.33		.60		3.26
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85		3,794		.34		.34		.63		3.28
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27		3,225		.34		.34		.63		3.05
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62		3,175		.36		.36		.66		2.93
Class C:
10/31/2021	12.17	.27	2.05	2.32	(.31)	(.27)	(.58)	13.91	19.44		717		1.05		1.05		1.32		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)		622		1.06		1.06		1.33		2.54
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02		696		1.07		1.07		1.36		2.56
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)		654		1.08		1.08		1.37		2.31
10/31/2017	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77		689		1.11		1.11		1.41		2.18
Class T:
10/31/2021	12.25	.41	2.06	2.47	(.45)	(.27)	(.72)	14.00	20.60	[8]	—	[9]	.04	[8]	.04	[8]	.31	[8]	3.00	[8]
10/31/2020	12.80	.44	(.36)	.08	(.46)	(.17)	(.63)	12.25	.60	[8]	—	[9]	.05	[8]	.05	[8]	.32	[8]	3.55	[8]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15	[8]	—	[9]	.05	[8]	.05	[8]	.34	[8]	3.59	[8]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52	[8]	—	[9]	.08	[8]	.08	[8]	.37	[8]	3.32	[8]
10/31/2017[10,11]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83	[8,12]	—	[9]	.11	[8,13]	.11	[8,13]	.41	[8,13]	2.84	[8,13]
Class F-1:
10/31/2021	12.25	.36	2.07	2.43	(.40)	(.27)	(.67)	14.01	20.28		82		.37		.37		.64		2.70
10/31/2020	12.80	.40	(.37)	.03	(.41)	(.17)	(.58)	12.25	.26		87		.37		.37		.64		3.22
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70		90		.38		.38		.67		3.25
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22		75		.38		.38		.67		3.06
10/31/2017	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66		88		.39		.39		.69		2.91
Class F-2:
10/31/2021	12.26	.39	2.08	2.47	(.44)	(.27)	(.71)	14.02	20.58		546		.11		.11		.38		2.90
10/31/2020	12.81	.43	(.36)	.07	(.45)	(.17)	(.62)	12.26	.52		387		.12		.12		.39		3.48
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98		411		.12		.12		.41		3.49
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50		331		.12		.12		.41		3.25
10/31/2017	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95		264		.13		.13		.43		3.14
Class F-3:
10/31/2021	12.25	.40	2.07	2.47	(.45)	(.27)	(.72)	14.00	20.64		99		.01		.01		.28		2.98
10/31/2020	12.80	.45	(.37)	.08	(.46)	(.17)	(.63)	12.25	.63		60		.01		.01		.28		3.58
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19		56		.02		.02		.31		3.63
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60		45		.02		.02		.31		3.41
10/31/2017[10,14]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02	[12]	20		.02	[13]	.02	[13]	.32	[13]	2.96	[13]

See end of tables for footnotes.

American Funds Portfolio Series	79

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2021	$12.24	$.36	$2.06	$2.42	$(.40)	$(.27)	$(.67)	$13.99	20.25%		$289		.35%		.35%		.62%		2.66%
10/31/2020	12.79	.40	(.36)	.04	(.42)	(.17)	(.59)	12.24	.28		209		.37		.37		.64		3.20
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83		176		.36		.36		.65		3.24
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14		137		.40		.40		.69		3.01
10/31/2017	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64		100		.42		.42		.72		2.86
Class 529-C:
10/31/2021	12.19	.26	2.05	2.31	(.30)	(.27)	(.57)	13.93	19.35		34		1.10		1.10		1.37		1.92
10/31/2020	12.73	.32	(.37)	(.05)	(.32)	(.17)	(.49)	12.19	(.46)		30		1.11		1.11		1.38		2.58
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96		54		1.12		1.12		1.41		2.49
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)		46		1.14		1.14		1.43		2.21
10/31/2017	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79		52		1.16		1.16		1.46		2.13
Class 529-E:
10/31/2021	12.23	.33	2.07	2.40	(.38)	(.27)	(.65)	13.98	20.01		10		.58		.58		.85		2.42
10/31/2020	12.79	.37	(.37)	— [7]	(.39)	(.17)	(.56)	12.23	(.03)		7		.59		.59		.86		3.01
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55		6		.59		.59		.88		3.07
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)		7		.61		.61		.90		2.76
10/31/2017	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31		7		.64		.64		.94		2.65
Class 529-T:
10/31/2021	12.25	.39	2.07	2.46	(.44)	(.27)	(.71)	14.00	20.52	[8]	—	[9]	.11	[8]	.11	[8]	.38	[8]	2.92	[8]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.54	[8]	—	[9]	.11	[8]	.11	[8]	.38	[8]	3.48	[8]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08	[8]	—	[9]	.11	[8]	.11	[8]	.40	[8]	3.51	[8]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46	[8]	—	[9]	.15	[8]	.15	[8]	.44	[8]	3.24	[8]
10/31/2017[10,11]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79	[8,12]	—	[9]	.19	[8,13]	.19	[8,13]	.49	[8,13]	2.77	[8,13]
Class 529-F-1:
10/31/2021	12.25	.38	2.07	2.45	(.43)	(.27)	(.70)	14.00	20.47	[8]	—	[9]	.16	[8]	.16	[8]	.43	[8]	2.84	[8]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.53	[8]	—	[9]	.12	[8]	.12	[8]	.39	[8]	3.46	[8]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99		32		.12		.12		.41		3.46
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47		20		.14		.14		.43		3.29
10/31/2017	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89		10		.18		.18		.48		3.13
Class 529-F-2:
10/31/2021	12.24	.39	2.06	2.45	(.43)	(.27)	(.70)	13.99	20.51		52		.13		.13		.40		2.87
10/31/2020[10,16]	12.24	—	—	—	—	—	—	12.24	—		36		—		—		—		—

See end of tables for footnotes.

80	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2021	$12.24	$.40	$2.06	$2.46	$(.44)	$(.27)	$(.71)	$13.99	20.58%	$—	[9]	.12%		.07%		.34%		2.95%
10/31/2020[10,16]	12.24	—	—	—	—	—	—	12.24	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2021	12.23	.38	2.07	2.45	(.42)	(.27)	(.69)	13.99	20.53	2		.21		.15		.42		2.80
10/31/2020	12.78	.40	(.36)	.04	(.42)	(.17)	(.59)	12.23	.29	1		.38		.31		.58		3.23
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[9]	.39		.32		.61		3.17
10/31/2018[10,17]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[12]	—	[9]	.09	[12]	.07	[12]	.36	[12]	.91	[12]
Class ABLE-F-2:
10/31/2021	12.24	.40	2.07	2.47	(.44)	(.27)	(.71)	14.00	20.68	—	[9]	.08		.02		.29		2.91
10/31/2020[10,16]	12.24	—	—	—	—	—	—	12.24	—	—	[9]	—		—		—		—
Class R-1:
10/31/2021	12.18	.26	2.07	2.33	(.31)	(.27)	(.58)	13.93	19.47	2		1.09		1.09		1.36		1.97
10/31/2020	12.74	.30	(.36)	(.06)	(.33)	(.17)	(.50)	12.18	(.54)	2		1.13		1.13		1.40		2.45
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14		1.14		1.43		2.48
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12		1.12		1.41		2.31
10/31/2017	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
Class R-2:
10/31/2021	12.17	.26	2.06	2.32	(.31)	(.27)	(.58)	13.91	19.43	49		1.07		1.07		1.34		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	43		1.08		1.08		1.35		2.52
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10		1.10		1.39		2.52
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
10/31/2017	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88	32		1.09		1.09		1.39		2.19
Class R-2E:
10/31/2021	12.25	.30	2.07	2.37	(.35)	(.27)	(.62)	14.00	19.76	1		.82		.80		1.07		2.20
10/31/2020	12.79	.34	(.36)	(.02)	(.35)	(.17)	(.52)	12.25	(.22)	—	[9]	.83		.83		1.10		2.74
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82		.82		1.11		2.74
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53
10/31/2017	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[9]	.79		.79		1.09		2.51

See end of tables for footnotes.

American Funds Portfolio Series	81

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]				Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2021	$12.22	$.32	$2.07	$2.39		$(.37)	$(.27)	$(.64)	$13.97	19.95%	$43	.63%	.63%	.90%	2.39%
10/31/2020	12.77	.37	(.37)	—	[7]	(.38)	(.17)	(.55)	12.22	—	35	.64	.64	.91	2.94
10/31/2019	12.20	.37	.74	1.11		(.37)	(.17)	(.54)	12.77	9.43	34	.66	.66	.95	2.95
10/31/2018	12.60	.34	(.34)	—	[7]	(.34)	(.06)	(.40)	12.20	(.05)	30	.66	.66	.95	2.74
10/31/2017	11.68	.32	.98	1.30		(.33)	(.05)	(.38)	12.60	11.32	31	.65	.65	.95	2.66
Class R-4:
10/31/2021	12.25	.37	2.05	2.42		(.40)	(.27)	(.67)	14.00	20.23	35	.35	.35	.62	2.74
10/31/2020	12.80	.40	(.36)	.04		(.42)	(.17)	(.59)	12.25	.28	33	.36	.36	.63	3.24
10/31/2019	12.22	.40	.75	1.15		(.40)	(.17)	(.57)	12.80	9.80	37	.37	.37	.66	3.21
10/31/2018	12.62	.38	(.34)	.04		(.38)	(.06)	(.44)	12.22	.24	31	.37	.37	.66	3.02
10/31/2017	11.70	.36	.98	1.34		(.37)	(.05)	(.42)	12.62	11.62	36	.35	.35	.65	2.93
Class R-5E:
10/31/2021	12.23	.41	2.05	2.46		(.43)	(.27)	(.70)	13.99	20.56	5	.17	.17	.44	3.02
10/31/2020	12.79	.42	(.37)	.05		(.44)	(.17)	(.61)	12.23	.40	7	.17	.17	.44	3.37
10/31/2019	12.21	.42	.76	1.18		(.43)	(.17)	(.60)	12.79	10.04	5	.16	.16	.45	3.36
10/31/2018	12.61	.40	(.33)	.07		(.41)	(.06)	(.47)	12.21	.46	4	.15	.15	.44	3.18
10/31/2017	11.69	.23	1.13	1.36		(.39)	(.05)	(.44)	12.61	11.86	3	.16	.16	.46	1.81
Class R-5:
10/31/2021	12.27	.40	2.07	2.47		(.44)	(.27)	(.71)	14.03	20.62	8	.06	.06	.33	2.96
10/31/2020	12.83	.44	(.38)	.06		(.45)	(.17)	(.62)	12.27	.50	6	.06	.06	.33	3.56
10/31/2019	12.25	.44	.75	1.19		(.44)	(.17)	(.61)	12.83	10.11	8	.07	.07	.36	3.56
10/31/2018	12.65	.42	(.34)	.08		(.42)	(.06)	(.48)	12.25	.55	7	.07	.07	.36	3.33
10/31/2017	11.72	.39	.99	1.38		(.40)	(.05)	(.45)	12.65	12.00	7	.07	.07	.37	3.21
Class R-6:
10/31/2021	12.27	.41	2.07	2.48		(.45)	(.27)	(.72)	14.03	20.68	83	.01	.01	.28	3.00
10/31/2020	12.82	.45	(.37)	.08		(.46)	(.17)	(.63)	12.27	.63	61	.02	.02	.29	3.58
10/31/2019	12.24	.45	.74	1.19		(.44)	(.17)	(.61)	12.82	10.17	63	.02	.02	.31	3.61
10/31/2018	12.64	.43	(.35)	.08		(.42)	(.06)	(.48)	12.24	.59	37	.02	.02	.31	3.38
10/31/2017	11.72	.40	.98	1.38		(.41)	(.05)	(.46)	12.64	11.96	33	.02	.02	.32	3.25

See end of tables for footnotes.

82	American Funds Portfolio Series

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
10/31/2021	$13.80	$.28	$2.40	$2.68	$(.29)	$(.08)	$(.37)	$16.11	19.58%		$3,309		.34%		.64%		1.83%
10/31/2020	14.05	.31	(.04)	.27	(.32)	(.20)	(.52)	13.80	1.95		2,298		.35		.66		2.28
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08		2,027		.35		.68		2.54
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43		1,555		.38		.72		2.47
10/31/2017	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03		1,229		.39		.73		2.63
Class C:
10/31/2021	13.70	.17	2.38	2.55	(.18)	(.08)	(.26)	15.99	18.76		414		1.04		1.34		1.13
10/31/2020	13.94	.22	(.04)	.18	(.22)	(.20)	(.42)	13.70	1.32		331		1.05		1.36		1.58
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24		327		1.05		1.38		1.84
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68		268		1.08		1.42		1.77
10/31/2017	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.46		1.90
Class T:
10/31/2021	13.80	.33	2.39	2.72	(.33)	(.08)	(.41)	16.11	19.93	[8]	—	[9]	.04	[8]	.34	[8]	2.14	[8]
10/31/2020	14.05	.36	(.05)	.31	(.36)	(.20)	(.56)	13.80	2.26	[8]	—	[9]	.05	[8]	.36	[8]	2.58	[8]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40	[8]	—	[9]	.05	[8]	.38	[8]	2.85	[8]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72	[8]	—	[9]	.09	[8]	.43	[8]	2.76	[8]
10/31/2017[10,11]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[8,12]	—	[9]	.12	[8,13]	.46	[8,13]	2.72	[8,13]
Class F-1:
10/31/2021	13.80	.28	2.39	2.67	(.28)	(.08)	(.36)	16.11	19.53		286		.38		.68		1.79
10/31/2020	14.04	.31	(.04)	.27	(.31)	(.20)	(.51)	13.80	1.98		233		.39		.70		2.25
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96		247		.39		.72		2.50
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44		188		.39		.73		2.45
10/31/2017	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.73		2.59
Class F-2:
10/31/2021	13.82	.32	2.40	2.72	(.32)	(.08)	(.40)	16.14	19.89		450		.11		.41		2.05
10/31/2020	14.07	.35	(.05)	.30	(.35)	(.20)	(.55)	13.82	2.17		282		.12		.43		2.51
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31		272		.13		.46		2.76
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70		179		.13		.47		2.71
10/31/2017	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.48		2.85
Class F-3:
10/31/2021	13.81	.34	2.40	2.74	(.34)	(.08)	(.42)	16.13	20.02		98		.01		.31		2.15
10/31/2020	14.06	.36	(.05)	.31	(.36)	(.20)	(.56)	13.81	2.29		60		.02		.33		2.61
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43		54		.02		.35		2.91
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80		53		.02		.36		2.81
10/31/2017[10,14]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[12]	21		.02	[13]	.36	[13]	2.95	[13]

See end of tables for footnotes.

American Funds Portfolio Series	83

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2021	$10.40	$.06	$(.06)	$— [7]	$(.19)	$(.01)	$(.20)	$10.20	(.07)%	$1,906		.38%		.38%		.63%		.62%
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	1,805		.39		.39		.66		1.25
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07	1,035		.39		.39		.68		1.82
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)	929		.39		.39		.69		1.52
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08	988		.42		.42		.72		1.07
Class C:
10/31/2021	10.38	(.01)	(.06)	(.07)	(.12)	(.01)	(.13)	10.18	(.70)	143		1.08		1.08		1.33		(.09)
10/31/2020	10.00	.06	.40	.46	(.08)	—	(.08)	10.38	4.58	174		1.09		1.09		1.36		.57
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
10/31/2017	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
Class T:
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22 [8]	—	[9]	.09	[8]	.09	[8]	.34	[8]	.91	[8]
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.70 [8]	—	[9]	.10	[8]	.10	[8]	.37	[8]	1.61	[8]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [8]	—	[9]	.10	[8]	.10	[8]	.39	[8]	2.11	[8]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[8]	—	[9]	.10	[8]	.10	[8]	.40	[8]	1.81	[8]
10/31/2017[10,11]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [8,12]	—	[9]	.14	[8,13]	.14	[8,13]	.44	[8,13]	1.31	[8,13]
Class F-1:
10/31/2021	10.40	.06	(.07)	(.01)	(.18)	(.01)	(.19)	10.20	(.09)	53		.39		.39		.64		.60
10/31/2020	10.01	.12	.42	.54	(.15)	—	(.15)	10.40	5.42	65		.38		.38		.65		1.17
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
Class F-2:
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.18	422		.13		.13		.38		.87
10/31/2020	10.01	.15	.41	.56	(.17)	—	(.17)	10.40	5.68	412		.12		.12		.39		1.41
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
10/31/2017	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
Class F-3:
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	74		.02		.02		.27		1.01
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.77	53		.03		.03		.30		1.46
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92
10/31/2017[10,14]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [12]	1		.04	[13]	.04	[13]	.34	[13]	1.40	[13]

See end of tables for footnotes.

84	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2021	$10.39	$.06	$(.05)	$.01	$(.19)	$(.01)	$(.20)	$10.20	.03%	$214		.37%		.37%		.62%		.63%
10/31/2020	10.00	.13	.41	.54	(.15)	—	(.15)	10.39	5.40	211		.39		.39		.66		1.25
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07	132		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)	101		.42		.42		.72		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07	85		.43		.43		.73		1.07
Class 529-C:
10/31/2021	10.39	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.18	(.82)	17		1.13		1.13		1.38		(.13)
10/31/2020	10.00	.06	.40	.46	(.07)	—	(.07)	10.39	4.60	21		1.15		1.15		1.42		.61
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27	31		1.16		1.16		1.45		1.05
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)	27		1.17		1.17		1.47		.74
10/31/2017	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)	36		1.19		1.19		1.49		.31
Class 529-E:
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.30)	7		.60		.60		.85		.40
10/31/2020	10.00	.11	.40	.51	(.12)	—	(.12)	10.39	5.16	8		.61		.61		.88		1.06
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84	6		.62		.62		.91		1.59
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)	4		.63		.63		.93		1.29
10/31/2017	10.02	.08	(.08)	— [7]	(.10)	(.01)	(.11)	9.91	(.05)	4		.66		.66		.96		.84
Class 529-T:
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.16 [8]	—	[9]	.15	[8]	.15	[8]	.40	[8]	.85	[8]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.63 [8]	—	[9]	.16	[8]	.16	[8]	.43	[8]	1.54	[8]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31 [8]	—	[9]	.17	[8]	.17	[8]	.46	[8]	2.04	[8]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[8]	—	[9]	.17	[8]	.17	[8]	.47	[8]	1.74	[8]
10/31/2017[10,11]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84 [8,12]	—	[9]	.21	[8,13]	.21	[8,13]	.51	[8,13]	1.24	[8,13]
Class 529-F-1:
10/31/2021	10.40	.08	(.06)	.02	(.21)	(.01)	(.22)	10.20	.13 [8]	—	[9]	.19	[8]	.19	[8]	.44	[8]	.81	[8]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.64 [8]	—	[9]	.15	[8]	.15	[8]	.42	[8]	1.52	[8]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42	29		.17		.17		.46		2.05
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)	21		.17		.17		.47		1.75
10/31/2017	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31	17		.20		.20		.50		1.30
Class 529-F-2:
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.17	44		.14		.14		.39		.86
10/31/2020[10,16]	10.40	—	—	—	—	—	—	10.40	—	40		—		—		—		—

See end of tables for footnotes.

American Funds Portfolio Series	85

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2021	$10.40	$.09	$(.06)	$.03	$(.22)	$(.01)	$(.23)	$10.20	.22%	$—	[9]	.15%		.09%		.34%		.90%
10/31/2020[10,16]	10.40	—	—	—	—	—	—	10.40	—	—	[9]	—		—		—		—
Class ABLE-A:
10/31/2021	10.40	.08	(.06)	.02	(.20)	(.01)	(.21)	10.21	.17	1		.25		.19		.44		.82
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	—	[9]	.39		.33		.60		1.30
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[9]	.40		.34		.63		1.89
10/31/2018[10,17]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [8,12]	—	[9]	.10	[8,12]	.08	[8,12]	.38	[8,12]	.52 [8,12]
Class ABLE-F-2:
10/31/2021	10.40	.10	(.06)	.04	(.22)	(.01)	(.23)	10.21	.32	—	[9]	.09		.03		.28		.96
10/31/2020[10,16]	10.40	—	—	—	—	—	—	10.40	—	—	[9]	—		—		—		—
Class R-1:
10/31/2021	10.39	(.02)	(.06)	(.08)	(.12)	(.01)	(.13)	10.18	(.83)	1		1.16		1.16		1.41		(.16)
10/31/2020	10.01	.04	.41	.45	(.07)	—	(.07)	10.39	4.50	1		1.18		1.18		1.45		.41
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[9]	1.18		1.18		1.47		1.02
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[9]	1.15		1.15		1.45		.70
10/31/2017	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
Class R-2:
10/31/2021	10.37	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.16	(.80)	19		1.12		1.12		1.37		(.12)
10/31/2020	9.98	.06	.40	.46	(.07)	—	(.07)	10.37	4.66	25		1.13		1.13		1.40		.55
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
10/31/2017	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
Class R-2E:
10/31/2021	10.40	.01	(.06)	(.05)	(.14)	(.01)	(.15)	10.20	(.54)	1		.86		.85		1.10		.13
10/31/2020	10.01	.08	.41	.49	(.10)	—	(.10)	10.40	4.95	1		.83		.83		1.10		.82
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02
10/31/2017	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67

See end of tables for footnotes.

86	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2021	$10.39	$.04	$(.07)	$(.03)	$(.16)	$(.01)	$(.17)	$10.19	(.35)%	$29		.66%	.66%	.91%	.34%
10/31/2020	10.00	.10	.41	.51	(.12)	—	(.12)	10.39	5.12	29		.67	.67	.94	.99
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19		.67	.67	.96	1.54
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67	.67	.97	1.24
10/31/2017	10.02	.08	(.08)	— [7]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67	.67	.97	.83
Class R-4:
10/31/2021	10.40	.07	(.07)	— [7]	(.19)	(.01)	(.20)	10.20	(.05)	15		.35	.35	.60	.64
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.43	17		.36	.36	.63	1.31
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12		.37	.37	.66	1.84
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37	.37	.67	1.55
10/31/2017	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37	.37	.67	1.12
Class R-5E:
10/31/2021	10.41	.08	(.06)	.02	(.21)	(.01)	(.22)	10.21	.13	3		.17	.17	.42	.82
10/31/2020	10.02	.15	.41	.56	(.17)	—	(.17)	10.41	5.61	3		.18	.18	.45	1.46
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2		.18	.18	.47	2.04
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[9]	.17	.17	.47	1.81
10/31/2017	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[9]	.18	.11	.41	1.40
Class R-5:
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.24	5		.07	.07	.32	.92
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.72	6		.08	.08	.35	1.50
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2		.09	.09	.38	2.12
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2		.08	.08	.38	1.80
10/31/2017	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3		.08	.08	.38	1.39
Class R-6:
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	44		.02	.02	.27	.97
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.76	44		.03	.03	.30	1.59
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23		.03	.03	.32	2.18
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13		.03	.03	.33	1.88
10/31/2017	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14		.04	.04	.34	1.45

See end of tables for footnotes.

American Funds Portfolio Series	87

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
10/31/2021	$10.03	$.07		$(.01)	$.06	$(.10)	$9.99	.60%	$525		.35%		.35%		.63%		.70%
10/31/2020	9.88	.13		.16	.29	(.14)	10.03	2.98	426		.37		.36		.66		1.27
10/31/2019	9.57	.17		.31	.48	(.17)	9.88	5.03	333		.38		.37		.70		1.71
10/31/2018	9.79	.16		(.22)	(.06)	(.16)	9.57	(.59)	307		.40		.39		.73		1.69
10/31/2017	9.90	.18		(.10)	.08	(.19)	9.79	.81	336		.44		.43		.77		1.89
Class C:
10/31/2021	10.01	—	[7]	— [7]	— [7]	(.04)	9.97	(.05)	37		1.05		1.05		1.33		.01
10/31/2020	9.87	.06		.15	.21	(.07)	10.01	2.16	39		1.07		1.06		1.36		.58
10/31/2019	9.56	.10		.31	.41	(.10)	9.87	4.28	39		1.08		1.07		1.40		1.01
10/31/2018	9.78	.10		(.23)	(.13)	(.09)	9.56	(1.30)	44		1.10		1.09		1.43		.99
10/31/2017	9.89	.12		(.11)	.01	(.12)	9.78	.10	54		1.14		1.13		1.47		1.20
Class T:
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.89 [8]	—	[9]	.05	[8]	.05	[8]	.33	[8]	1.00	[8]
10/31/2020	9.88	.16		.16	.32	(.17)	10.03	3.28 [8]	—	[9]	.07	[8]	.07	[8]	.37	[8]	1.58	[8]
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.34 [8]	—	[9]	.08	[8]	.07	[8]	.40	[8]	2.01	[8]
10/31/2018	9.79	.19		(.22)	(.03)	(.19)	9.57	(.31)[8]	—	[9]	.11	[8]	.10	[8]	.44	[8]	1.98	[8]
10/31/2017[10,11]	9.76	.11		.04	.15	(.12)	9.79	1.50 [8,12]	—	[9]	.14	[8,13]	.12	[8,13]	.46	[8,13]	1.95	[8,13]
Class F-1:
10/31/2021	10.03	.07		(.01)	.06	(.09)	10.00	.65	7		.40		.40		.68		.66
10/31/2020	9.88	.12		.17	.29	(.14)	10.03	2.93	9		.39		.39		.70		1.16
10/31/2019	9.57	.16		.31	.47	(.16)	9.88	4.95	4		.43		.41		.74		1.66
10/31/2018	9.80	.16		(.23)	(.07)	(.16)	9.57	(.73)	4		.42		.41		.75		1.66
10/31/2017	9.90	.19		(.10)	.09	(.19)	9.80	.93	11		.42		.41		.75		1.91
Class F-2:
10/31/2021	10.03	.09		(.01)	.08	(.12)	9.99	.83	171		.12		.12		.40		.92
10/31/2020	9.88	.15		.16	.31	(.16)	10.03	3.21	112		.13		.13		.43		1.47
10/31/2019	9.57	.19		.31	.50	(.19)	9.88	5.28	58		.14		.13		.46		1.94
10/31/2018	9.79	.19		(.22)	(.03)	(.19)	9.57	(.33)	43		.14		.13		.47		1.95
10/31/2017	9.90	.21		(.10)	.11	(.22)	9.79	1.09	34		.16		.15		.49		2.17
Class F-3:
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.93	42		.02		.02		.30		1.01
10/31/2020	9.88	.15		.17	.32	(.17)	10.03	3.32	19		.04		.03		.33		1.54
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.37	7		.04		.03		.36		2.01
10/31/2018	9.79	.20		(.22)	(.02)	(.20)	9.57	(.23)	2		.04		.04		.38		2.03
10/31/2017[10,14]	9.69	.15		.11	.26	(.16)	9.79	2.70 [12]	1		.03	[13]	.01	[13]	.35	[13]	2.02	[13]

See end of tables for footnotes.

88	American Funds Portfolio Series

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2021		2020	2019		2018		2017
Global Growth Portfolio	5%		27%	3%		1%		64%
Growth Portfolio	5		30	—	[18]	—	[18]	33
Growth and Income Portfolio	18		13	1		—	[18]	30
Moderate Growth and Income Portfolio	11		17	1		—	[18]	15
Conservative Growth and Income Portfolio	30		23	1		2		1
Tax-Aware Conservative Growth and Income Portfolio	—	[18]	14	1		2		13
Preservation Portfolio	17		1	4		8		25
Tax-Exempt Preservation Portfolio	5		7	15		13		45

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from Virginia529 and/or CRMC. During some of the periods shown, Virginia529 waived a portion of ABLE plan services fees for existing Class ABLE shares. In addition, during some of the periods shown CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Based on operations for a period that is less than a full year.
[11]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[12]	Not annualized.
[13]	Annualized.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Amount less than .01%.
[16]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[17]	Class ABLE-A shares began investment operations on July 13, 2018.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Portfolio Series	89

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Portfolio Series (the “Funds”) comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Moderate Growth and Income Portfolio, American Funds Conservative Growth and Income Portfolio, American Funds Tax-Aware Conservative Growth and Income Portfolio, American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio, including the investment portfolios as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2021, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 7, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

90	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2021, through October 31, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	91

Expense example (continued)

Global Growth Portfolio

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,072.10	$1.93	.37%	$4.18	.80%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.08	.80
Class C – actual return	1,000.00	1,068.47	5.74	1.10	7.98	1.53
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.78	1.53
Class T – actual return	1,000.00	1,073.26	.68	.13	2.93	.56
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.85	.56
Class F-1 – actual return	1,000.00	1,071.98	1.93	.37	4.18	.80
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.08	.80
Class F-2 – actual return	1,000.00	1,073.90	.58	.11	2.82	.54
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.75	.54
Class F-3 – actual return	1,000.00	1,074.01	.05	.01	2.30	.44
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.24	.44
Class 529-A – actual return	1,000.00	1,071.80	2.09	.40	4.33	.83
Class 529-A – assumed 5% return	1,000.00	1,023.19	2.04	.40	4.23	.83
Class 529-C – actual return	1,000.00	1,067.59	5.99	1.15	8.23	1.58
Class 529-C – assumed 5% return	1,000.00	1,019.41	5.85	1.15	8.03	1.58
Class 529-E – actual return	1,000.00	1,070.52	3.24	.62	5.48	1.05
Class 529-E – assumed 5% return	1,000.00	1,022.08	3.16	.62	5.35	1.05
Class 529-T – actual return	1,000.00	1,073.29	.94	.18	3.19	.61
Class 529-T – assumed 5% return	1,000.00	1,024.30	.92	.18	3.11	.61
Class 529-F-1 – actual return	1,000.00	1,072.84	.94	.18	3.19	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	3.11	.61
Class 529-F-2 – actual return	1,000.00	1,072.96	.89	.17	3.13	.60
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.87	.17	3.06	.60
Class 529-F-3 – actual return	1,000.00	1,073.87	.37	.07	2.61	.50
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.55	.50
Class ABLE-A – actual return	1,000.00	1,073.28	.94	.18	3.19	.61
Class ABLE-A – assumed 5% return	1,000.00	1,024.30	.92	.18	3.11	.61
Class ABLE-F-2 – actual return	1,000.00	1,073.42	.31	.06	2.56	.49
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.50	.49
Class R-1 – actual return	1,000.00	1,068.53	5.21	1.00	7.46	1.43
Class R-1 – assumed 5% return	1,000.00	1,020.16	5.09	1.00	7.27	1.43
Class R-2 – actual return	1,000.00	1,068.27	5.68	1.09	7.92	1.52
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.73	1.52
Class R-2E – actual return	1,000.00	1,069.49	4.23	.81	6.47	1.24
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.31	1.24
Class R-3 – actual return	1,000.00	1,070.55	3.39	.65	5.64	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.50	1.08
Class R-4 – actual return	1,000.00	1,072.22	1.72	.33	3.97	.76
Class R-4 – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.87	.76
Class R-5E – actual return	1,000.00	1,073.10	.78	.15	3.03	.58
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.96	.58
Class R-5 – actual return	1,000.00	1,073.45	.31	.06	2.56	.49
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.50	.49
Class R-6 – actual return	1,000.00	1,074.13	.05	.01	2.30	.44
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.24	.44

See end of tables for footnotes.

92	American Funds Portfolio Series

Expense example (continued)

Growth Portfolio

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,097.08	$1.85	.35%	$3.81	.72%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.67	.72
Class C – actual return	1,000.00	1,093.20	5.75	1.09	7.70	1.46
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.43	1.46
Class T – actual return	1,000.00	1,098.17	.63	.12	2.59	.49
Class T – assumed 5% return	1,000.00	1,024.60	.61	.12	2.50	.49
Class F-1 – actual return	1,000.00	1,097.10	1.96	.37	3.91	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class F-2 – actual return	1,000.00	1,098.58	.58	.11	2.54	.48
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.45	.48
Class F-3 – actual return	1,000.00	1,099.22	.05	.01	2.01	.38
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38
Class 529-A – actual return	1,000.00	1,096.86	2.06	.39	4.02	.76
Class 529-A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.87	.76
Class 529-C – actual return	1,000.00	1,092.47	6.01	1.14	7.96	1.51
Class 529-C – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.68	1.51
Class 529-E – actual return	1,000.00	1,095.60	3.22	.61	5.18	.98
Class 529-E – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.99	.98
Class 529-T – actual return	1,000.00	1,098.22	.90	.17	2.86	.54
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.75	.54
Class 529-F-1 – actual return	1,000.00	1,098.10	.95	.18	2.91	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.80	.55
Class 529-F-2 – actual return	1,000.00	1,098.38	.85	.16	2.80	.53
Class 529-F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.70	.53
Class 529-F-3 – actual return	1,000.00	1,098.84	.32	.06	2.27	.43
Class 529-F-3 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.19	.43
Class ABLE-A – actual return	1,000.00	1,097.89	1.00	.19	2.96	.56
Class ABLE-A – assumed 5% return	1,000.00	1,024.25	.97	.19	2.85	.56
Class ABLE-F-2 – actual return	1,000.00	1,099.17	.26	.05	2.22	.42
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.14	.42
Class R-1 – actual return	1,000.00	1,092.93	5.80	1.10	7.75	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class R-2 – actual return	1,000.00	1,093.28	5.70	1.08	7.65	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.37	1.45
Class R-2E – actual return	1,000.00	1,094.49	4.22	.80	6.18	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.96	1.17
Class R-3 – actual return	1,000.00	1,095.48	3.43	.65	5.39	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.19	1.02
Class R-4 – actual return	1,000.00	1,096.84	1.80	.34	3.75	.71
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.62	.71
Class R-5E – actual return	1,000.00	1,098.44	.79	.15	2.75	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.65	.52
Class R-5 – actual return	1,000.00	1,098.86	.32	.06	2.27	.43
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.19	.43
Class R-6 – actual return	1,000.00	1,099.11	.05	.01	2.01	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

See end of tables for footnotes.

American Funds Portfolio Series	93

Expense example (continued)

Growth and Income Portfolio

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,062.63	$1.77	.34%	$3.43	.66%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.36	.66
Class C – actual return	1,000.00	1,058.64	5.55	1.07	7.21	1.39
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.07	1.39
Class T – actual return	1,000.00	1,063.93	.47	.09	2.13	.41
Class T – assumed 5% return	1,000.00	1,024.75	.46	.09	2.09	.41
Class F-1 – actual return	1,000.00	1,062.45	1.92	.37	3.59	.69
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class F-2 – actual return	1,000.00	1,063.74	.57	.11	2.24	.43
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.19	.43
Class F-3 – actual return	1,000.00	1,064.29	.05	.01	1.72	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class 529-A – actual return	1,000.00	1,062.52	1.87	.36	3.54	.68
Class 529-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.47	.68
Class 529-C – actual return	1,000.00	1,058.68	5.81	1.12	7.47	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.32	1.44
Class 529-E – actual return	1,000.00	1,061.50	3.12	.60	4.78	.92
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.69	.92
Class 529-T – actual return	1,000.00	1,063.65	.73	.14	2.39	.46
Class 529-T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.35	.46
Class 529-F-1 – actual return	1,000.00	1,063.43	.94	.18	2.60	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.55	.50
Class 529-F-2 – actual return	1,000.00	1,063.73	.68	.13	2.34	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.29	.45
Class 529-F-3 – actual return	1,000.00	1,064.04	.36	.07	2.03	.39
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.99	.39
Class ABLE-A – actual return	1,000.00	1,063.97	.78	.15	2.45	.47
Class ABLE-A – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class ABLE-F-2 – actual return	1,000.00	1,064.04	.16	.03	1.82	.35
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.79	.35
Class R-1 – actual return	1,000.00	1,058.57	5.66	1.09	7.32	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.17	1.41
Class R-2 – actual return	1,000.00	1,058.78	5.55	1.07	7.21	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.07	1.39
Class R-2E – actual return	1,000.00	1,059.86	4.15	.80	5.82	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.70	1.12
Class R-3 – actual return	1,000.00	1,061.31	3.38	.65	5.04	.97
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.94	.97
Class R-4 – actual return	1,000.00	1,062.62	1.77	.34	3.43	.66
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.36	.66
Class R-5E – actual return	1,000.00	1,063.71	.78	.15	2.44	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	1,064.40	.31	.06	1.98	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class R-6 – actual return	1,000.00	1,064.23	.05	.01	1.72	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

See end of tables for footnotes.

94	American Funds Portfolio Series

Expense example (continued)

Moderate Growth and Income Portfolio

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,050.96	$1.76	.34%	$3.41	.66%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.36	.66
Class C – actual return	1,000.00	1,046.93	5.47	1.06	7.12	1.38
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.02	1.38
Class T – actual return	1,000.00	1,052.33	.31	.06	1.97	.38
Class T – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class F-1 – actual return	1,000.00	1,051.31	1.86	.36	3.52	.68
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.47	.68
Class F-2 – actual return	1,000.00	1,052.04	.57	.11	2.22	.43
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.19	.43
Class F-3 – actual return	1,000.00	1,052.60	.05	.01	1.71	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class 529-A – actual return	1,000.00	1,051.38	1.86	.36	3.52	.68
Class 529-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.47	.68
Class 529-C – actual return	1,000.00	1,046.98	5.73	1.11	7.38	1.43
Class 529-C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.27	1.43
Class 529-E – actual return	1,000.00	1,049.77	3.05	.59	4.70	.91
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.63	.91
Class 529-T – actual return	1,000.00	1,052.62	.62	.12	2.28	.44
Class 529-T – assumed 5% return	1,000.00	1,024.60	.61	.12	2.24	.44
Class 529-F-1 – actual return	1,000.00	1,052.28	.88	.17	2.53	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.50	.49
Class 529-F-2 – actual return	1,000.00	1,052.10	.62	.12	2.28	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.24	.44
Class 529-F-3 – actual return	1,000.00	1,052.33	.36	.07	2.02	.39
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.99	.39
Class ABLE-A – actual return	1,000.00	1,051.72	.88	.17	2.53	.49
Class ABLE-A – assumed 5% return	1,000.00	1,024.35	.87	.17	2.50	.49
Class ABLE-F-2 – actual return	1,000.00	1,052.92	.16	.03	1.81	.35
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.79	.35
Class R-1 – actual return	1,000.00	1,047.28	5.62	1.09	7.28	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.17	1.41
Class R-2 – actual return	1,000.00	1,046.93	5.52	1.07	7.17	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.07	1.39
Class R-2E – actual return	1,000.00	1,048.53	4.18	.81	5.83	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.75	1.13
Class R-3 – actual return	1,000.00	1,049.49	3.31	.64	4.96	.96
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.89	.96
Class R-4 – actual return	1,000.00	1,050.85	1.81	.35	3.46	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.41	.67
Class R-5E – actual return	1,000.00	1,052.43	.78	.15	2.43	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	1,052.84	.31	.06	1.97	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class R-6 – actual return	1,000.00	1,053.07	.05	.01	1.71	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

See end of tables for footnotes.

American Funds Portfolio Series	95

Expense example (continued)

Conservative Growth and Income Portfolio

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,040.61	$1.75	.34%	$3.14	.61%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.11	.61
Class C – actual return	1,000.00	1,036.36	5.39	1.05	6.78	1.32
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	6.72	1.32
Class T – actual return	1,000.00	1,041.32	.21	.04	1.60	.31
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.58	.31
Class F-1 – actual return	1,000.00	1,040.28	1.85	.36	3.24	.63
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.21	.63
Class F-2 – actual return	1,000.00	1,041.69	.57	.11	1.96	.38
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.94	.38
Class F-3 – actual return	1,000.00	1,041.47	.05	.01	1.44	.28
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28
Class 529-A – actual return	1,000.00	1,040.53	1.80	.35	3.19	.62
Class 529-A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.16	.62
Class 529-C – actual return	1,000.00	1,036.00	5.65	1.10	7.03	1.37
Class 529-C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	6.97	1.37
Class 529-E – actual return	1,000.00	1,038.69	3.03	.59	4.42	.86
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.38	.86
Class 529-T – actual return	1,000.00	1,041.70	.57	.11	1.96	.38
Class 529-T – assumed 5% return	1,000.00	1,024.65	.56	.11	1.94	.38
Class 529-F-1 – actual return	1,000.00	1,040.59	.93	.18	2.31	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.29	.45
Class 529-F-2 – actual return	1,000.00	1,040.93	.67	.13	2.06	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.04	.40
Class 529-F-3 – actual return	1,000.00	1,041.18	.36	.07	1.75	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.73	.34
Class ABLE-A – actual return	1,000.00	1,041.43	.82	.16	2.21	.43
Class ABLE-A – assumed 5% return	1,000.00	1,024.40	.82	.16	2.19	.43
Class ABLE-F-2 – actual return	1,000.00	1,041.94	.10	.02	1.49	.29
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.48	.29
Class R-1 – actual return	1,000.00	1,036.95	5.49	1.07	6.88	1.34
Class R-1 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.82	1.34
Class R-2 – actual return	1,000.00	1,036.31	5.44	1.06	6.83	1.33
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.77	1.33
Class R-2E – actual return	1,000.00	1,038.25	4.06	.79	5.45	1.06
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.40	1.06
Class R-3 – actual return	1,000.00	1,039.21	3.24	.63	4.63	.90
Class R-3 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.58	.90
Class R-4 – actual return	1,000.00	1,039.77	1.75	.34	3.14	.61
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.11	.61
Class R-5E – actual return	1,000.00	1,041.50	.82	.16	2.21	.43
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.19	.43
Class R-5 – actual return	1,000.00	1,041.12	.31	.06	1.70	.33
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.68	.33
Class R-6 – actual return	1,000.00	1,042.15	.05	.01	1.44	.28
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28

See end of tables for footnotes.

96	American Funds Portfolio Series

Expense example (continued)

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,037.19	$1.75	.34%	$3.29	.64%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.26	.64
Class C – actual return	1,000.00	1,033.95	5.33	1.04	6.87	1.34
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.82	1.34
Class T – actual return	1,000.00	1,038.69	.21	.04	1.75	.34
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.73	.34
Class F-1 – actual return	1,000.00	1,036.97	1.95	.38	3.49	.68
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.47	.68
Class F-2 – actual return	1,000.00	1,038.25	.57	.11	2.11	.41
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.09	.41
Class F-3 – actual return	1,000.00	1,038.79	.05	.01	1.59	.31
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.58	.31

See end of tables for footnotes.

American Funds Portfolio Series	97

Expense example (continued)

Preservation Portfolio

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$999.73	$1.86	.37%	$3.13	.62%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.16	.62
Class C – actual return	1,000.00	996.47	5.38	1.07	6.64	1.32
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.72	1.32
Class T – actual return	1,000.00	1,001.19	.40	.08	1.66	.33
Class T – assumed 5% return	1,000.00	1,024.80	.41	.08	1.68	.33
Class F-1 – actual return	1,000.00	999.65	1.92	.38	3.18	.63
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.21	.63
Class F-2 – actual return	1,000.00	1,000.99	.61	.12	1.87	.37
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	1.89	.37
Class F-3 – actual return	1,000.00	1,001.57	.05	.01	1.31	.26
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.33	.26
Class 529-A – actual return	1,000.00	999.75	1.86	.37	3.13	.62
Class 529-A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.16	.62
Class 529-C – actual return	1,000.00	996.30	5.64	1.12	6.89	1.37
Class 529-C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	6.97	1.37
Class 529-E – actual return	1,000.00	998.55	2.97	.59	4.23	.84
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.28	.84
Class 529-T – actual return	1,000.00	1,000.89	.71	.14	1.97	.39
Class 529-T – assumed 5% return	1,000.00	1,024.50	.71	.14	1.99	.39
Class 529-F-1 – actual return	1,000.00	1,000.61	1.01	.20	2.27	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.29	.45
Class 529-F-2 – actual return	1,000.00	1,000.93	.66	.13	1.92	.38
Class 529-F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	1.94	.38
Class 529-F-3 – actual return	1,000.00	1,001.17	.40	.08	1.66	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.68	.33
Class ABLE-A – actual return	1,000.00	1,001.35	1.01	.20	2.27	.45
Class ABLE-A – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.29	.45
Class ABLE-F-2 – actual return	1,000.00	1,002.22	.15	.03	1.41	.28
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.43	.28
Class R-1 – actual return	1,000.00	995.38	5.63	1.12	6.89	1.37
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	6.97	1.37
Class R-2 – actual return	1,000.00	996.43	5.54	1.10	6.79	1.35
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	6.87	1.35
Class R-2E – actual return	1,000.00	997.50	4.18	.83	5.44	1.08
Class R-2E – assumed 5% return	1,000.00	1,021.02	4.23	.83	5.50	1.08
Class R-3 – actual return	1,000.00	998.33	3.22	.64	4.48	.89
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.53	.89
Class R-4 – actual return	1,000.00	999.83	1.71	.34	2.97	.59
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.01	.59
Class R-5E – actual return	1,000.00	1,000.85	.81	.16	2.07	.41
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.09	.41
Class R-5 – actual return	1,000.00	1,001.29	.30	.06	1.56	.31
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.58	.31
Class R-6 – actual return	1,000.00	1,001.56	.05	.01	1.31	.26
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.33	.26

See end of tables for footnotes.

98	American Funds Portfolio Series

Expense example (continued)

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$996.02	$1.71	.34%	$3.12	.62%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.16	.62
Class C – actual return	1,000.00	992.03	5.22	1.04	6.63	1.32
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.72	1.32
Class T – actual return	1,000.00	997.50	.20	.04	1.61	.32
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.63	.32
Class F-1 – actual return	1,000.00	995.79	1.91	.38	3.32	.66
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.36	.66
Class F-2 – actual return	1,000.00	997.20	.55	.11	1.96	.39
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.99	.39
Class F-3 – actual return	1,000.00	997.68	.05	.01	1.46	.29
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.48	.29

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	99

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2021:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Long-term capital gains	$32,398,000	$370,115,000	$316,443,000	$118,518,000
Foreign taxes (per share)	$0.0006	$0.0006	$0.0002	$0.0015
Foreign source income (per share)	$0.0680	$0.0006	$0.0438	$0.0509
Qualified dividend income	100%	100%	100%	$177,987,000
Section 199A dividends	—	—	—	$3,892,000
Section 163(j) interest dividends	—	—	$36,228,000	$60,173,000
Corporate dividends received deduction	100%	100%	$141,188,000	$133,015,000
U.S. government income that may be exempt from state taxation	$142,000	$395,000	$9,193,000	$10,280,000

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$128,334,000	$20,449,000	$4,769,000	—
Foreign taxes (per share)	—	$0.0319	—	—
Qualified dividend income	$107,033,000	100%*	$12,000	—
Section 199A dividends	$3,799,000	—	—	—
Section 163(j) interest dividends	$92,776,000	—	$31,067,000	—
Corporate dividends received deduction	$72,676,000	100%	$6,000	—
Exempt interest dividends	—	$39,694,000	—	$5,589,000
U.S. government income that may be exempt from state taxation	$8,957,000	$176,000	$13,894,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

100	American Funds Portfolio Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2012	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
R. Clark Hooper, 1946	2012	Private investor	90	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	93	Mastercard Incorporated; Trimble Inc. (software, hardware and services technology)
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Bradley J. Vogt, 1965 Trustee	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 102 for footnotes.

American Funds Portfolio Series	101

 Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Andrew B. Suzman, 1967 President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
Walt Burkley, 1966 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
William L. Robbins, 1968 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6] ; Chair and Director, Capital Group International, Inc.[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

102	American Funds Portfolio Series

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American Funds Portfolio Series	103

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104	American Funds Portfolio Series

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American Funds Portfolio Series	105

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106	American Funds Portfolio Series

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American Funds Portfolio Series	107

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

108	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFPS

Registrant:

a) Audit Fees:
Audit	2020	130,000
	2021	80,000

b) Audit-Related Fees:
	2020	8,000
	2021	8,000

c) Tax Fees:
	2020	31,000
	2021	31,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	1,605,000
	2021	1,442,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2020	68,000
	2021	1,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	None
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $1,712,000 for fiscal year 2020 and $1,484,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: December 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 31, 2021

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2021